LVIP SSGA Small-Cap Index Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.79%
Aerospace & Defense–1.06%
†AAR Corp.	26,798	$ 1,461,831
†Aerojet Rocketdyne Holdings, Inc.	64,568	3,626,785
†AeroVironment, Inc.	19,881	1,822,292
†AerSale Corp.	20,000	344,400
†Archer Aviation, Inc. Class A	114,700	328,042
†Astra Space, Inc.	123,400	52,445
†Astronics Corp.	21,005	280,627
Cadre Holdings, Inc.	15,400	331,716
†Ducommun, Inc.	9,200	503,332
Kaman Corp.	22,852	522,397
†Kratos Defense & Security Solutions, Inc.	100,050	1,348,674
Maxar Technologies, Inc.	59,400	3,032,964
†Momentus, Inc.	46,900	27,436
Moog, Inc. Class A	23,181	2,335,486
National Presto Industries, Inc.	4,072	293,550
Park Aerospace Corp.	16,788	225,799
†Parsons Corp.	27,500	1,230,350
†Redwire Corp.	16,000	48,480
†Rocket Lab USA, Inc.	173,900	702,556
†Terran Orbital Corp.	38,600	71,024
†Triumph Group, Inc.	52,300	606,157
†V2X, Inc.	9,700	385,284
†Virgin Galactic Holdings, Inc.	194,800	788,940
		20,370,567
Air Freight & Logistics–0.30%
†Air Transport Services Group, Inc.	46,176	961,846
Forward Air Corp.	21,839	2,353,371
†Hub Group, Inc. Class A	26,144	2,194,527
†Radiant Logistics, Inc.	29,976	196,643
		5,706,387
Automobile Components–1.44%
†Adient PLC	76,700	3,141,632
†American Axle & Manufacturing Holdings, Inc.	92,184	719,957
Dana, Inc.	104,572	1,573,809
†Dorman Products, Inc.	21,373	1,843,635
†Fox Factory Holding Corp.	34,304	4,163,476
†Gentherm, Inc.	26,864	1,623,123
†Goodyear Tire & Rubber Co.	227,893	2,511,381
†Holley, Inc.	41,700	114,258
LCI Industries	20,104	2,208,826
†Luminar Technologies, Inc.	203,300	1,319,417
†Modine Manufacturing Co.	40,322	929,422
†Motorcar Parts of America, Inc.	15,900	118,296
Patrick Industries, Inc.	17,671	1,215,942
†Solid Power, Inc.	107,300	322,973
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
Standard Motor Products, Inc.	16,651	$ 614,588
†Stoneridge, Inc.	20,731	387,670
†Visteon Corp.	22,500	3,528,675
†XPEL, Inc.	17,400	1,182,330
		27,519,410
Automobiles–0.16%
†Canoo, Inc.	229,300	149,641
†Cenntro Electric Group Ltd.	154,500	71,348
†Faraday Future Intelligent Electric, Inc.	408,100	144,508
†Fisker, Inc.	144,200	885,388
†Lordstown Motors Corp. Class A	132,300	87,728
†Mullen Automotive, Inc.	819,400	107,588
Winnebago Industries, Inc.	24,073	1,389,012
†Workhorse Group, Inc.	118,400	157,472
		2,992,685
Banks–8.28%
1st Source Corp.	13,134	566,732
ACNB Corp.	6,700	218,085
Amalgamated Financial Corp.	14,200	251,198
Amerant Bancorp, Inc.	22,800	496,128
American National Bankshares, Inc.	8,300	263,110
Ameris Bancorp	53,512	1,957,469
Arrow Financial Corp.	11,422	284,522
Associated Banc-Corp.	120,600	2,168,388
Atlantic Union Bankshares Corp.	60,592	2,123,750
†Axos Financial, Inc.	46,360	1,711,611
Banc of California, Inc.	41,738	522,977
BancFirst Corp.	15,986	1,328,437
†Bancorp, Inc.	43,947	1,223,924
Bank First Corp.	6,400	470,912
Bank of Marin Bancorp	12,598	275,770
Bank of NT Butterfield & Son Ltd.	39,700	1,071,900
BankUnited, Inc.	61,100	1,379,638
Bankwell Financial Group, Inc.	4,800	119,328
Banner Corp.	27,719	1,507,082
Bar Harbor Bankshares	12,468	329,779
BayCom Corp.	9,800	167,384
BCB Bancorp, Inc.	11,300	148,369
Berkshire Hills Bancorp, Inc.	35,093	879,431
†Blue Foundry Bancorp	20,800	198,016
Blue Ridge Bankshares, Inc.	13,400	136,680
†Bridgewater Bancshares, Inc.	16,500	178,860
Brookline Bancorp, Inc.	68,792	722,316
LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Business First Bancshares, Inc.	18,900	$ 323,757
Byline Bancorp, Inc.	19,900	430,238
Cadence Bank	146,504	3,041,423
Cambridge Bancorp	5,570	360,992
Camden National Corp.	11,655	421,794
Capital Bancorp, Inc.	6,900	114,816
Capital City Bank Group, Inc.	10,584	310,217
Capitol Federal Financial, Inc.	103,000	693,190
Capstar Financial Holdings, Inc.	16,287	246,748
†Carter Bankshares, Inc.	19,419	271,866
Cathay General Bancorp	56,403	1,947,032
Central Pacific Financial Corp.	21,930	392,547
Citizens & Northern Corp.	12,013	256,838
City Holding Co.	11,897	1,081,199
Civista Bancshares, Inc.	11,600	195,808
CNB Financial Corp.	16,195	310,944
†Coastal Financial Corp.	8,200	295,282
Colony Bankcorp, Inc.	13,900	141,780
†Columbia Financial, Inc.	27,100	495,388
Community Bank System, Inc.	43,319	2,273,814
Community Trust Bancorp, Inc.	12,730	483,103
ConnectOne Bancorp, Inc.	30,269	535,156
†CrossFirst Bankshares, Inc.	36,900	386,712
†Customers Bancorp, Inc.	24,280	449,666
CVB Financial Corp.	108,259	1,805,760
Dime Community Bancshares, Inc.	25,963	589,879
Eagle Bancorp, Inc.	25,246	844,984
Eastern Bankshares, Inc.	125,700	1,586,334
Enterprise Bancorp, Inc.	7,799	245,357
Enterprise Financial Services Corp.	28,870	1,287,313
Equity Bancshares, Inc. Class A	12,400	302,188
Esquire Financial Holdings, Inc.	5,900	230,690
Farmers & Merchants Bancorp, Inc.	9,700	235,904
Farmers National Banc Corp.	28,092	355,083
FB Financial Corp.	28,471	884,879
Financial Institutions, Inc.	12,067	232,652
First Bancorp	30,909	1,097,888
First BanCorp	145,735	1,664,294
First Bancorp, Inc.	7,680	198,835
First Bancshares, Inc.	20,000	516,600
First Bank	13,400	135,340
First Busey Corp.	41,035	834,652
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Business Financial Services, Inc.	6,800	$ 207,468
First Commonwealth Financial Corp.	82,239	1,022,231
First Community Bankshares, Inc.	13,134	329,007
First Financial Bancorp	75,517	1,644,005
First Financial Bankshares, Inc.	105,384	3,361,750
First Financial Corp.	9,269	347,402
First Foundation, Inc.	41,805	311,447
First Guaranty Bancshares, Inc.	4,600	72,082
First Internet Bancorp	7,192	119,747
First Interstate BancSystem, Inc. Class A	72,543	2,166,134
First Merchants Corp.	46,368	1,527,826
First Mid Bancshares, Inc.	15,113	411,376
First of Long Island Corp.	17,854	241,029
†First Western Financial, Inc.	6,200	122,760
Five Star Bancorp	10,400	221,936
Flushing Financial Corp.	23,297	346,892
Fulton Financial Corp.	131,300	1,814,566
†FVCBankcorp, Inc.	12,750	135,787
German American Bancorp, Inc.	22,577	753,394
Glacier Bancorp, Inc.	90,082	3,784,345
Great Southern Bancorp, Inc.	7,770	393,784
Greene County Bancorp, Inc.	5,000	113,400
Guaranty Bancshares, Inc.	6,628	184,722
Hancock Whitney Corp.	69,675	2,536,170
Hanmi Financial Corp.	24,642	457,602
HarborOne Bancorp, Inc.	34,958	426,488
HBT Financial, Inc.	9,800	193,256
Heartland Financial USA, Inc.	33,238	1,275,010
Heritage Commerce Corp.	47,638	396,825
Heritage Financial Corp.	28,155	602,517
Hilltop Holdings, Inc.	40,075	1,189,025
Hingham Institution For Savings The	1,160	270,790
Home Bancorp, Inc.	5,774	190,715
Home BancShares, Inc.	151,928	3,298,357
HomeStreet, Inc.	14,529	261,377
HomeTrust Bancshares, Inc.	11,641	286,252
Hope Bancorp, Inc.	94,958	932,488
Horizon Bancorp, Inc.	32,782	362,569
Independent Bank Corp.	53,104	2,713,869
Independent Bank Group, Inc.	28,960	1,342,296
International Bancshares Corp.	43,164	1,848,282
John Marshall Bancorp, Inc.	9,700	209,520
Kearny Financial Corp.	47,437	385,188

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Lakeland Bancorp, Inc.	50,778	$ 794,168
Lakeland Financial Corp.	20,017	1,253,865
Live Oak Bancshares, Inc.	26,800	653,116
Luther Burbank Corp.	11,500	109,020
Macatawa Bank Corp.	22,645	231,432
Mercantile Bank Corp.	12,433	380,201
Metrocity Bankshares, Inc.	15,000	256,350
†Metropolitan Bank Holding Corp.	8,400	284,676
Mid Penn Bancorp, Inc.	11,500	294,515
Midland States Bancorp, Inc.	17,104	366,368
MidWestOne Financial Group, Inc.	11,342	276,972
MVB Financial Corp.	8,200	169,248
National Bank Holdings Corp. Class A	23,252	778,012
NBT Bancorp, Inc.	33,439	1,127,229
†Nicolet Bankshares, Inc.	10,000	630,500
Northeast Bank	5,300	178,398
Northfield Bancorp, Inc.	35,356	416,494
Northwest Bancshares, Inc.	99,309	1,194,687
OceanFirst Financial Corp.	46,967	867,950
OFG Bancorp	37,688	939,939
Old National Bancorp	238,704	3,442,112
Old Second Bancorp, Inc.	34,346	482,905
Origin Bancorp, Inc.	18,300	588,345
Orrstown Financial Services, Inc.	8,400	166,824
Pacific Premier Bancorp, Inc.	75,782	1,820,284
Park National Corp.	11,676	1,384,423
Parke Bancorp, Inc.	7,900	140,462
Pathward Financial, Inc.	22,000	912,780
PCB Bancorp	9,100	131,859
Peapack-Gladstone Financial Corp.	13,991	414,413
Peoples Bancorp, Inc.	22,640	582,980
Peoples Financial Services Corp.	5,877	254,768
†Pioneer Bancorp, Inc.	10,100	99,586
Preferred Bank	10,546	578,026
Premier Financial Corp.	28,875	598,579
Primis Financial Corp.	17,600	169,488
Provident Bancorp, Inc.	11,255	76,984
Provident Financial Services, Inc.	59,351	1,138,352
QCR Holdings, Inc.	12,700	557,657
RBB Bancorp	11,832	183,396
Red River Bancshares, Inc.	3,400	163,574
Renasant Corp.	44,708	1,367,171
Republic Bancorp, Inc. Class A	7,125	302,314
†Republic First Bancorp, Inc.	37,687	51,254
S&T Bancorp, Inc.	31,624	994,575
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Sandy Spring Bancorp, Inc.	35,517	$ 922,732
Seacoast Banking Corp. of Florida	58,131	1,377,705
ServisFirst Bancshares, Inc.	40,700	2,223,441
Shore Bancshares, Inc.	15,100	215,628
Sierra Bancorp	10,866	187,112
Simmons First National Corp. Class A	98,170	1,716,993
SmartFinancial, Inc.	12,400	286,936
South Plains Financial, Inc.	7,977	170,788
†Southern First Bancshares, Inc.	6,415	196,940
Southern Missouri Bancorp, Inc.	6,398	239,349
Southside Bancshares, Inc.	24,267	805,664
SouthState Corp.	61,005	4,347,216
Stellar Bancorp, Inc.	37,210	915,738
†Sterling Bancorp, Inc.	12,400	70,184
Stock Yards Bancorp, Inc.	23,232	1,281,012
Summit Financial Group, Inc.	8,858	183,803
†Texas Capital Bancshares, Inc.	39,100	1,914,336
†Third Coast Bancshares, Inc.	10,100	158,671
Tompkins Financial Corp.	11,059	732,216
Towne Bank	55,937	1,490,721
TriCo Bancshares	25,213	1,048,609
†Triumph Bancorp, Inc.	18,600	1,079,916
TrustCo Bank Corp. NY	15,200	485,488
Trustmark Corp.	50,079	1,236,951
UMB Financial Corp.	35,582	2,053,793
United Bankshares, Inc.	106,278	3,740,986
United Community Banks, Inc.	85,996	2,418,207
Unity Bancorp, Inc.	6,000	136,860
Univest Financial Corp.	23,720	563,113
†USCB Financial Holdings, Inc.	7,300	72,197
Valley National Bancorp	347,876	3,214,374
Veritex Holdings, Inc.	41,782	762,939
Washington Federal, Inc.	52,500	1,581,300
Washington Trust Bancorp, Inc.	14,075	487,839
WesBanco, Inc.	46,395	1,424,326
West BanCorp, Inc.	13,696	250,226
Westamerica BanCorp	20,781	920,598
WSFS Financial Corp.	49,736	1,870,571
		158,614,153
Beverages–0.59%
†Celsius Holdings, Inc.	45,000	4,182,300
Coca-Cola Consolidated, Inc.	3,813	2,040,260
†Duckhorn Portfolio, Inc.	33,800	537,420
MGP Ingredients, Inc.	11,200	1,083,264

LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
†National Beverage Corp.	19,334	$ 1,019,288
Primo Water Corp.	127,600	1,958,660
†Vintage Wine Estates, Inc.	24,500	26,215
†Vita Coco Co., Inc.	22,800	447,336
		11,294,743
Biotechnology–6.51%
†2seventy bio, Inc.	30,100	307,020
†4D Molecular Therapeutics, Inc.	24,000	412,560
†Aadi Bioscience, Inc.	11,800	85,432
†Absci Corp.	45,200	79,100
†ACADIA Pharmaceuticals, Inc.	97,300	1,831,186
†Acrivon Therapeutics, Inc.	7,000	88,830
†Adicet Bio, Inc.	22,800	131,328
†ADMA Biologics, Inc.	169,400	560,714
†Aerovate Therapeutics, Inc.	7,000	141,190
†Affimed NV	116,600	86,937
†Agenus, Inc.	244,900	372,248
†Agios Pharmaceuticals, Inc.	44,700	1,026,759
†Akero Therapeutics, Inc.	28,500	1,090,410
†Alector, Inc.	51,089	316,241
†Alkermes PLC	131,700	3,712,623
†Allogene Therapeutics, Inc.	65,200	322,088
†Allovir, Inc.	25,800	101,652
†Alpine Immune Sciences, Inc.	18,200	140,504
†ALX Oncology Holdings, Inc.	16,900	76,388
†Amicus Therapeutics, Inc.	222,900	2,471,961
†AnaptysBio, Inc.	16,600	361,216
†Anavex Life Sciences Corp.	55,500	475,635
†Anika Therapeutics, Inc.	12,195	350,240
†Apellis Pharmaceuticals, Inc.	76,204	5,026,416
†Arbutus Biopharma Corp.	92,100	279,063
†Arcellx, Inc.	23,800	733,278
†Arcturus Therapeutics Holdings, Inc.	18,600	445,842
†Arcus Biosciences, Inc.	40,800	744,192
†Arcutis Biotherapeutics, Inc.	32,900	361,900
†Arrowhead Pharmaceuticals, Inc.	83,332	2,116,633
†Atara Biotherapeutics, Inc.	73,100	211,990
†Aura Biosciences, Inc.	19,100	177,248
†Aurinia Pharmaceuticals, Inc.	109,900	1,204,504
†Avid Bioservices, Inc.	50,000	938,000
†Avidity Biosciences, Inc.	52,600	807,410
†Beam Therapeutics, Inc.	51,400	1,573,868
†BioCryst Pharmaceuticals, Inc.	150,103	1,251,859
†Biohaven Ltd.	50,450	689,147
†Bioxcel Therapeutics, Inc.	15,930	297,254
†Bluebird Bio, Inc.	83,400	265,212
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Blueprint Medicines Corp.	48,348	$ 2,175,177
†Bridgebio Pharma, Inc.	85,485	1,417,341
†C4 Therapeutics, Inc.	35,100	110,214
†CareDx, Inc.	41,700	381,138
†Caribou Biosciences, Inc.	45,200	240,012
†Catalyst Pharmaceuticals, Inc.	78,800	1,306,504
†Celldex Therapeutics, Inc.	37,100	1,334,858
†Celularity, Inc.	54,300	33,650
†Century Therapeutics, Inc.	17,000	58,990
†Cerevel Therapeutics Holdings, Inc.	46,400	1,131,696
†Chimerix, Inc.	65,100	82,026
†Chinook Therapeutics, Inc.	41,560	962,114
†Cogent Biosciences, Inc.	52,300	564,317
†Coherus Biosciences, Inc.	61,105	417,958
†Crinetics Pharmaceuticals, Inc.	42,968	690,066
†CTI BioPharma Corp.	80,700	338,940
†Cullinan Oncology, Inc.	21,200	216,876
†Cytokinetics, Inc.	66,666	2,345,977
†Day One Biopharmaceuticals, Inc.	22,300	298,151
†Deciphera Pharmaceuticals, Inc.	41,787	645,609
†Denali Therapeutics, Inc.	88,400	2,036,736
†Design Therapeutics, Inc.	28,100	162,137
†Dynavax Technologies Corp.	97,215	953,679
†Dyne Therapeutics, Inc.	26,100	300,672
†Eagle Pharmaceuticals, Inc.	8,300	235,471
†Editas Medicine, Inc.	56,538	409,900
†Eiger BioPharmaceuticals, Inc.	32,700	29,329
†Emergent BioSolutions, Inc.	41,248	427,329
†Enanta Pharmaceuticals, Inc.	16,000	647,040
†Enochian Biosciences, Inc.	16,500	15,099
†EQRx, Inc.	155,600	301,864
†Erasca, Inc.	52,300	157,423
†Fate Therapeutics, Inc.	66,154	377,078
†FibroGen, Inc.	70,900	1,322,994
†Foghorn Therapeutics, Inc.	15,900	98,580
†Gelesis Holdings, Inc.	9,100	1,481
†Generation Bio Co.	39,000	167,700
†Geron Corp.	344,694	747,986
†Gossamer Bio, Inc.	51,200	64,512
†GreenLight Biosciences Holdings PBC	58,400	25,252
†Halozyme Therapeutics, Inc.	107,943	4,122,343
†Heron Therapeutics, Inc.	81,692	123,355
†HilleVax, Inc.	14,000	231,420
†Humacyte, Inc.	47,300	146,157
†Icosavax, Inc.	17,200	99,760
†Ideaya Biosciences, Inc.	36,400	499,772

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†IGM Biosciences, Inc.	8,400	$ 115,416
†ImmunityBio, Inc.	65,500	119,210
†ImmunoGen, Inc.	170,093	653,157
†Immunovant, Inc.	35,700	553,707
†Inhibrx, Inc.	26,200	494,394
†Inovio Pharmaceuticals, Inc.	205,600	168,592
†Insmed, Inc.	109,800	1,872,090
†Instil Bio, Inc.	57,700	38,128
†Intellia Therapeutics, Inc.	67,000	2,497,090
†Intercept Pharmaceuticals, Inc.	19,500	261,885
†Invivyd, Inc.	40,100	48,120
†Iovance Biotherapeutics, Inc.	119,700	731,367
†Ironwood Pharmaceuticals, Inc.	111,772	1,175,841
†iTeos Therapeutics, Inc.	19,100	259,951
†IVERIC bio, Inc.	110,500	2,688,465
†Janux Therapeutics, Inc.	13,600	164,560
†Jounce Therapeutics, Inc.	35,100	64,935
†KalVista Pharmaceuticals, Inc.	19,500	153,270
†Karuna Therapeutics, Inc.	26,400	4,795,296
†Karyopharm Therapeutics, Inc.	60,862	236,753
†Keros Therapeutics, Inc.	15,500	661,850
†Kezar Life Sciences, Inc.	42,400	132,712
†Kiniksa Pharmaceuticals Ltd. Class A	25,700	276,532
†Kinnate Biopharma, Inc.	24,400	152,500
†Kodiak Sciences, Inc.	26,515	164,393
†Kronos Bio, Inc.	33,300	48,618
†Krystal Biotech, Inc.	17,200	1,377,032
†Kura Oncology, Inc.	51,799	633,502
†Kymera Therapeutics, Inc.	30,800	912,604
†Lexicon Pharmaceuticals, Inc.	61,416	149,241
†Lyell Immunopharma, Inc.	141,300	333,468
†MacroGenics, Inc.	50,800	364,236
†Madrigal Pharmaceuticals, Inc.	10,335	2,503,757
†MannKind Corp.	202,800	831,480
†MeiraGTx Holdings plc	25,292	130,760
†Mersana Therapeutics, Inc.	73,700	302,907
†MiMedx Group, Inc.	94,000	320,540
†Mineralys Therapeutics, Inc.	9,700	151,902
†Mirum Pharmaceuticals, Inc.	14,800	355,496
†Monte Rosa Therapeutics, Inc.	22,800	177,612
†Morphic Holding, Inc.	20,800	782,912
†Myriad Genetics, Inc.	64,400	1,496,012
†Nkarta, Inc.	26,700	94,785
†Nurix Therapeutics, Inc.	36,100	320,568
†Nuvalent, Inc. Class A	16,700	435,703
†Ocugen, Inc.	173,100	147,672
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Organogenesis Holdings, Inc.	56,000	$ 119,280
†Outlook Therapeutics, Inc.	112,782	122,932
†Pardes Biosciences, Inc.	23,300	30,756
†PepGen, Inc.	12,100	147,983
†PMV Pharmaceuticals, Inc.	30,600	145,962
†Point Biopharma Global, Inc.	68,700	499,449
†Praxis Precision Medicines, Inc.	31,800	25,726
†Precigen, Inc.	84,900	89,994
†Prime Medicine, Inc.	9,300	114,390
†Prometheus Biosciences, Inc.	28,100	3,015,692
†Protagonist Therapeutics, Inc.	38,300	880,900
†Prothena Corp. PLC	31,500	1,526,805
†PTC Therapeutics, Inc.	57,024	2,762,243
†Rallybio Corp.	14,885	84,993
†RAPT Therapeutics, Inc.	24,100	442,235
†Recursion Pharmaceuticals, Inc. Class A	110,600	737,702
†REGENXBIO, Inc.	32,900	622,139
†Relay Therapeutics, Inc.	69,200	1,139,724
†Replimune Group, Inc.	37,576	663,592
†REVOLUTION Medicines, Inc.	70,000	1,516,200
†Rigel Pharmaceuticals, Inc.	147,363	194,519
†Rocket Pharmaceuticals, Inc.	45,200	774,276
†Sage Therapeutics, Inc.	42,200	1,770,712
†Sana Biotechnology, Inc.	72,400	236,748
†Sangamo Therapeutics, Inc.	108,289	190,589
†Seres Therapeutics, Inc.	55,100	312,417
†SpringWorks Therapeutics, Inc.	29,100	749,034
†Stoke Therapeutics, Inc.	18,500	154,105
†Sutro Biopharma, Inc.	43,300	200,046
†Syndax Pharmaceuticals, Inc.	48,406	1,022,335
†Talaris Therapeutics, Inc.	18,700	35,156
†Tango Therapeutics, Inc.	38,200	150,890
†Tenaya Therapeutics, Inc.	35,000	99,750
†TG Therapeutics, Inc.	108,600	1,633,344
†Travere Therapeutics, Inc.	50,200	1,128,998
†Twist Bioscience Corp.	46,600	702,728
†Tyra Biosciences, Inc.	10,600	170,342
†Vanda Pharmaceuticals, Inc.	43,581	295,915
†Vaxart, Inc.	99,900	75,594
†Vaxcyte, Inc.	58,200	2,181,336
†VBI Vaccines, Inc.	148,700	45,056
†Vera Therapeutics, Inc.	17,600	136,576
†Veracyte, Inc.	58,000	1,293,400
†Vericel Corp.	37,700	1,105,364
†Verve Therapeutics, Inc.	37,600	542,192
†Vir Biotechnology, Inc.	59,300	1,379,911
†Viridian Therapeutics, Inc.	31,400	798,816

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†VistaGen Therapeutics, Inc.	168,300	$ 20,987
†Xencor, Inc.	46,500	1,296,885
†Y-mAbs Therapeutics, Inc.	29,800	149,298
†Zentalis Pharmaceuticals, Inc.	37,800	650,160
		124,659,958
Broadline Retail–0.10%
†1stdibs.com, Inc.	19,100	75,827
Big Lots, Inc.	22,700	248,792
†ContextLogic, Inc. Class A	464,500	207,074
Dillard's, Inc. Class A	3,200	984,576
†Groupon, Inc.	16,995	71,549
†Qurate Retail, Inc.	285,700	282,214
		1,870,032
Building Products–1.42%
AAON, Inc.	35,417	3,424,470
†American Woodmark Corp.	13,475	701,643
Apogee Enterprises, Inc.	18,147	784,858
AZZ, Inc.	20,027	825,913
Caesarstone Ltd.	18,900	78,057
CSW Industrials, Inc.	11,800	1,639,374
†Gibraltar Industries, Inc.	25,391	1,231,463
Griffon Corp.	35,231	1,127,744
Insteel Industries, Inc.	15,139	421,167
†Janus International Group, Inc.	66,500	655,690
†JELD-WEN Holding, Inc.	66,200	838,092
†Masonite International Corp.	17,988	1,632,771
†PGT Innovations, Inc.	47,295	1,187,577
Quanex Building Products Corp.	26,952	580,277
†Resideo Technologies, Inc.	117,500	2,147,900
Simpson Manufacturing Co., Inc.	34,589	3,792,338
UFP Industries, Inc.	48,410	3,847,143
†View, Inc.	94,900	47,450
Zurn Elkay Water Solutions Corp.	100,464	2,145,911
		27,109,838
Capital Markets–1.61%
Artisan Partners Asset Management, Inc. Class A	48,700	1,557,426
†AssetMark Financial Holdings, Inc.	17,300	544,085
Associated Capital Group, Inc. Class A	1,451	53,614
†Avantax, Inc.	38,468	1,012,478
B Riley Financial, Inc.	16,523	469,088
†Bakkt Holdings, Inc.	48,700	83,764
BGC Partners, Inc. Class A	253,400	1,325,282
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Brightsphere Investment Group, Inc.	26,217	$ 618,197
Cohen & Steers, Inc.	20,669	1,321,989
Diamond Hill Investment Group, Inc.	2,332	383,801
†Donnelley Financial Solutions, Inc.	20,800	849,888
Federated Hermes, Inc.	69,300	2,781,702
†Focus Financial Partners, Inc. Class A	46,900	2,432,703
GCM Grosvenor, Inc. Class A	34,000	265,540
Hamilton Lane, Inc. Class A	29,300	2,167,614
Houlihan Lokey, Inc.	41,064	3,592,689
†MarketWise, Inc.	15,200	28,120
Moelis & Co. Class A	51,400	1,975,816
†Open Lending Corp. Class A	86,300	607,552
Oppenheimer Holdings, Inc. Class A	6,302	246,723
Perella Weinberg Partners Class A	29,200	265,720
Piper Sandler Cos.,	14,168	1,963,827
PJT Partners, Inc. Class A	19,000	1,371,610
Sculptor Capital Management, Inc.	20,600	177,366
Silvercrest Asset Management Group, Inc. Class A	8,500	154,530
StepStone Group, Inc. Class A	44,000	1,067,880
†StoneX Group, Inc.	14,224	1,472,611
Value Line, Inc.	600	28,998
Victory Capital Holdings, Inc. Class A	13,200	386,364
Virtus Investment Partners, Inc.	5,632	1,072,276
WisdomTree, Inc.	110,708	648,749
		30,928,002
Chemicals–2.13%
AdvanSix, Inc.	21,300	815,151
American Vanguard Corp.	22,395	490,003
†Amyris, Inc.	165,300	224,808
†Aspen Aerogels, Inc.	40,500	301,725
Avient Corp.	73,871	3,040,530
Balchem Corp.	25,809	3,264,322
Cabot Corp.	45,100	3,456,464
Chase Corp.	6,139	642,937
†Danimer Scientific, Inc.	75,900	261,855
†Diversey Holdings Ltd.	62,400	504,816
†Ecovyst, Inc.	68,100	752,505
FutureFuel Corp.	22,108	163,157
Hawkins, Inc.	15,736	688,922
HB Fuller Co.	43,509	2,978,191
†Ingevity Corp.	30,353	2,170,847

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Innospec, Inc.	20,004	$ 2,053,811
†Intrepid Potash, Inc.	9,300	256,680
Koppers Holdings, Inc.	16,560	579,103
Kronos Worldwide, Inc.	17,689	162,916
†Livent Corp.	131,500	2,856,180
†LSB Industries, Inc.	59,000	609,470
Mativ Holdings, Inc.	44,079	946,376
Minerals Technologies, Inc.	26,464	1,598,955
†Origin Materials, Inc.	86,000	367,220
Orion Engineered Carbons SA	49,395	1,288,716
†Perimeter Solutions SA	93,700	757,096
†PureCycle Technologies, Inc.	87,700	613,900
Quaker Chemical Corp.	11,013	2,180,023
†Rayonier Advanced Materials, Inc.	49,300	309,111
Sensient Technologies Corp.	34,095	2,610,313
Stepan Co.	17,270	1,779,328
Trinseo PLC	27,700	577,545
Tronox Holdings PLC Class A	94,700	1,361,786
Valhi, Inc.	2,100	36,561
		40,701,323
Commercial Services & Supplies–1.49%
ABM Industries, Inc.	53,423	2,400,830
ACCO Brands Corp.	76,824	408,704
†ACV Auctions, Inc. Class A	95,400	1,231,614
Aris Water Solutions, Inc. Class A	18,000	140,220
Brady Corp. Class A	36,537	1,963,133
†BrightView Holdings, Inc.	35,900	201,758
Brink's Co.	36,860	2,462,248
†Casella Waste Systems, Inc. Class A	40,534	3,350,540
†Cimpress PLC	14,234	623,734
CompX International, Inc.	1,538	27,807
†CoreCivic, Inc.	90,800	835,360
Deluxe Corp.	35,340	565,440
Ennis, Inc.	21,062	444,198
†GEO Group, Inc.	96,326	760,012
†Harsco Corp.	62,900	429,607
Healthcare Services Group, Inc.	60,581	840,259
†Heritage-Crystal Clean, Inc.	12,654	450,609
HNI Corp.	33,075	920,808
Interface, Inc.	47,721	387,495
†KAR Auction Services, Inc.	86,300	1,180,584
Kimball International, Inc. Class B	28,902	358,385
†Li-Cycle Holdings Corp.	107,900	607,477
†Liquidity Services, Inc.	19,473	256,459
Matthews International Corp. Class A	24,210	873,013
MillerKnoll, Inc.	61,505	1,257,777
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Montrose Environmental Group, Inc.	22,300	$ 795,441
NL Industries, Inc.	7,236	43,850
Pitney Bowes, Inc.	140,700	547,323
†Quad/Graphics, Inc.	25,900	111,111
†SP Plus Corp.	16,097	551,966
Steelcase, Inc. Class A	70,298	591,909
UniFirst Corp.	12,167	2,144,190
†Viad Corp.	16,513	344,131
VSE Corp.	8,266	371,143
		28,479,135
Communications Equipment–0.80%
ADTRAN Holdings, Inc.	62,248	987,253
†Aviat Networks, Inc.	8,800	303,248
†Calix, Inc.	46,831	2,509,673
†Cambium Networks Corp.	9,000	159,480
†Casa Systems, Inc.	25,968	32,979
†Clearfield, Inc.	10,300	479,774
†CommScope Holding Co., Inc.	163,500	1,041,495
Comtech Telecommunications Corp.	21,675	270,504
†Digi International, Inc.	27,843	937,752
†DZS, Inc.	14,500	114,405
†Extreme Networks, Inc.	101,945	1,949,189
†Harmonic, Inc.	75,088	1,095,534
†Infinera Corp.	155,423	1,206,083
†Inseego Corp.	71,300	41,525
†NETGEAR, Inc.	22,934	424,508
†NetScout Systems, Inc.	54,856	1,571,625
†Ondas Holdings, Inc.	28,300	30,564
†Ribbon Communications, Inc.	59,202	202,471
†Viavi Solutions, Inc.	181,500	1,965,645
		15,323,707
Construction & Engineering–1.64%
†Ameresco, Inc. Class A	25,721	1,265,988
†API Group Corp.	167,100	3,756,408
Arcosa, Inc.	39,200	2,473,912
Argan, Inc.	10,424	421,859
Comfort Systems USA, Inc.	28,836	4,208,902
†Concrete Pumping Holdings, Inc.	22,000	149,600
†Construction Partners, Inc. Class A	32,500	875,550
†Dycom Industries, Inc.	23,329	2,184,761
EMCOR Group, Inc.	38,396	6,242,806
†Fluor Corp.	115,800	3,579,378
Granite Construction, Inc.	35,579	1,461,585
†Great Lakes Dredge & Dock Corp.	53,234	289,061
†IES Holdings, Inc.	7,200	310,248

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†MYR Group, Inc.	13,394	$ 1,687,778
†Northwest Pipe Co.	8,348	260,708
Primoris Services Corp.	43,338	1,068,715
†Sterling Infrastructure, Inc.	24,000	909,120
†Tutor Perini Corp.	35,006	215,987
		31,362,366
Construction Materials–0.16%
†Summit Materials, Inc. Class A	96,126	2,738,630
U.S. Lime & Minerals, Inc.	1,587	242,319
		2,980,949
Consumer Finance–0.72%
†Atlanticus Holdings Corp.	3,315	89,936
Bread Financial Holdings, Inc.	40,600	1,230,992
†Consumer Portfolio Services, Inc.	6,300	67,347
Curo Group Holdings Corp.	18,000	31,140
†Encore Capital Group, Inc.	18,863	951,638
†Enova International, Inc.	24,923	1,107,329
†EZCORP, Inc. Class A	41,619	357,923
FirstCash Holdings, Inc.	30,424	2,901,537
†Green Dot Corp. Class A	38,002	652,874
†LendingClub Corp.	86,960	626,982
†LendingTree, Inc.	8,500	226,610
†Moneylion, Inc.	119,600	67,909
Navient Corp.	82,500	1,319,175
Nelnet, Inc. Class A	11,838	1,087,794
†NerdWallet, Inc. Class A	20,600	333,308
†Oportun Financial Corp.	21,900	84,534
†OppFi, Inc.	9,400	19,270
†PRA Group, Inc.	30,923	1,204,760
†PROG Holdings, Inc.	40,205	956,477
Regional Management Corp.	6,143	160,271
†Sunlight Financial Holdings, Inc.	19,400	6,059
†World Acceptance Corp.	3,301	274,940
		13,758,805
Consumer Staples Distribution & Retail–0.58%
Andersons, Inc.	26,163	1,081,055
†Boxed, Inc.	46,500	8,826
†Chefs' Warehouse, Inc.	27,135	923,947
†HF Foods Group, Inc.	28,100	110,152
Ingles Markets, Inc. Class A	11,631	1,031,670
Natural Grocers by Vitamin Cottage, Inc.	7,089	83,296
PriceSmart, Inc.	20,832	1,489,071
†Rite Aid Corp.	43,705	97,899
SpartanNash Co.	28,358	703,278
†Sprouts Farmers Market, Inc.	85,700	3,002,071
†United Natural Foods, Inc.	48,299	1,272,679
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Village Super Market, Inc. Class A	7,113	$ 162,745
Weis Markets, Inc.	13,400	1,134,578
		11,101,267
Containers & Packaging–0.34%
†Cryptyde, Inc.	5,940	494
Greif, Inc. Class A	24,217	1,591,400
Myers Industries, Inc.	29,597	634,264
†O-I Glass, Inc.	125,100	2,841,021
Pactiv Evergreen, Inc.	33,800	270,400
†Ranpak Holdings Corp.	33,900	176,958
TriMas Corp.	34,325	956,294
		6,470,831
Distributors–0.02%
†Funko, Inc. Class A	25,900	244,237
Weyco Group, Inc.	5,000	126,500
		370,737
Diversified Consumer Services–0.99%
†2U, Inc.	60,800	416,480
†Adtalem Global Education, Inc.	36,617	1,414,149
†American Public Education, Inc.	15,560	84,335
†Beachbody Co., Inc.	90,000	43,398
Carriage Services, Inc.	10,935	333,736
†Chegg, Inc.	100,700	1,641,410
†Coursera, Inc.	92,600	1,066,752
†Duolingo, Inc.	19,500	2,780,505
European Wax Center, Inc. Class A	19,700	374,300
†Frontdoor, Inc.	67,000	1,867,960
Graham Holdings Co. Class B	3,000	1,787,520
Laureate Education, Inc. Class A	109,900	1,292,424
†Nerdy, Inc.	44,700	186,846
†OneSpaWorld Holdings Ltd.	53,200	637,868
†Perdoceo Education Corp.	53,268	715,389
†Rover Group, Inc.	77,700	351,981
Strategic Education, Inc.	18,435	1,656,016
†Stride, Inc.	34,000	1,334,500
†Udemy, Inc.	58,800	519,204
†Universal Technical Institute, Inc.	25,600	188,928
†WW International, Inc.	44,700	184,164
		18,877,865
Diversified REITs–0.60%
Alexander & Baldwin, Inc.	59,308	1,121,514
American Assets Trust, Inc.	39,273	730,085
Armada Hoffler Properties, Inc.	54,700	646,007

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified REITs (continued)
Broadstone Net Lease, Inc.	139,500	$ 2,372,895
CTO Realty Growth, Inc.	17,842	307,953
Empire State Realty Trust, Inc. Class A	107,200	695,728
Essential Properties Realty Trust, Inc.	113,635	2,823,830
Gladstone Commercial Corp.	31,105	392,856
Global Net Lease, Inc.	84,354	1,084,792
iStar, Inc.	32,934	967,278
One Liberty Properties, Inc.	13,707	314,302
		11,457,240
Diversified Telecommunication Services–0.72%
†Anterix, Inc.	14,800	488,992
ATN International, Inc.	8,792	359,769
†Bandwidth, Inc. Class A	18,500	281,200
†Charge Enterprises, Inc.	91,000	100,100
Cogent Communications Holdings, Inc.	34,804	2,217,711
†Consolidated Communications Holdings, Inc.	62,155	160,360
†EchoStar Corp. Class A	26,500	484,685
†Globalstar, Inc.	542,600	629,416
†IDT Corp. Class B	12,800	436,224
Iridium Communications, Inc.	101,250	6,270,412
†Liberty Latin America Ltd. Class A	149,371	1,235,335
†Ooma, Inc.	19,294	241,368
†Radius Global Infrastructure, Inc. Class A	62,900	922,743
		13,828,315
Electric Utilities–0.76%
ALLETE, Inc.	46,573	2,997,904
MGE Energy, Inc.	29,615	2,300,197
Otter Tail Corp.	33,381	2,412,445
PNM Resources, Inc.	69,036	3,360,673
Portland General Electric Co.	72,300	3,534,747
Via Renewables, Inc.	2,140	39,333
		14,645,299
Electrical Equipment–1.50%
Allied Motion Technologies, Inc.	10,400	401,960
†Array Technologies, Inc.	121,900	2,667,172
†Atkore, Inc.	31,900	4,481,312
†Babcock & Wilcox Enterprises, Inc.	47,700	289,062
†Blink Charging Co.	34,100	294,965
†Bloom Energy Corp. Class A	145,600	2,901,808
Encore Wire Corp.	14,326	2,655,038
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Energy Vault Holdings, Inc.	65,900	$ 141,026
EnerSys	33,122	2,877,639
†Enovix Corp.	89,100	1,328,481
†ESS Tech, Inc.	68,700	95,493
†Fluence Energy, Inc.	28,700	581,175
†FTC Solar, Inc.	35,300	79,425
†FuelCell Energy, Inc.	328,500	936,225
GrafTech International Ltd.	153,300	745,038
†Heliogen, Inc.	73,200	17,583
†NEXTracker, Inc. Class A	24,800	899,248
†NuScale Power Corp.	25,300	229,977
Powell Industries, Inc.	7,408	315,507
Preformed Line Products Co.	1,886	241,483
†Shoals Technologies Group, Inc. Class A	132,500	3,019,675
†Stem, Inc.	115,300	653,751
†SunPower Corp.	65,100	900,984
†Thermon Group Holdings, Inc.	26,660	664,367
†TPI Composites, Inc.	30,700	400,635
†Vicor Corp.	17,971	843,559
		28,662,588
Electronic Equipment, Instruments & Components–2.52%
†908 Devices, Inc.	18,100	155,660
Advanced Energy Industries, Inc.	30,379	2,977,142
†Aeva Technologies, Inc.	77,400	92,106
†AEye, Inc.	82,100	25,845
†Akoustis Technologies, Inc.	53,800	165,704
†Arlo Technologies, Inc.	68,915	417,625
Badger Meter, Inc.	23,622	2,877,632
Belden, Inc.	34,342	2,979,855
Benchmark Electronics, Inc.	28,466	674,360
†Cepton, Inc.	38,100	17,694
CTS Corp.	25,611	1,266,720
†ePlus, Inc.	21,716	1,064,953
†Evolv Technologies Holdings, Inc.	70,700	220,584
†Fabrinet	29,856	3,545,699
†FARO Technologies, Inc.	14,799	364,203
†Focus Universal, Inc.	22,350	55,875
†Identiv, Inc.	17,700	108,678
†Insight Enterprises, Inc.	25,403	3,631,613
†Itron, Inc.	36,500	2,023,925
†Kimball Electronics, Inc.	19,275	464,528
†Knowles Corp.	72,506	1,232,602
†Lightwave Logic, Inc.	91,500	478,545
Methode Electronics, Inc.	28,666	1,257,864
†MicroVision, Inc.	134,900	360,183
†Mirion Technologies, Inc.	111,600	953,064
†Napco Security Technologies, Inc.	25,500	958,290
†nLight, Inc.	35,400	360,372

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Novanta, Inc.	28,863	$ 4,591,815
†OSI Systems, Inc.	12,868	1,317,168
†Ouster, Inc.	242,125	202,586
†PAR Technology Corp.	21,400	726,744
PC Connection, Inc.	9,124	410,215
†Plexus Corp.	22,263	2,172,201
†Rogers Corp.	15,252	2,492,634
†Sanmina Corp.	46,095	2,811,334
†ScanSource, Inc.	20,837	634,278
†SmartRent, Inc.	98,900	252,195
†TTM Technologies, Inc.	82,950	1,118,995
Vishay Intertechnology, Inc.	105,521	2,386,885
†Vishay Precision Group, Inc.	9,972	416,431
		48,264,802
Energy Equipment & Services–1.98%
Archrock, Inc.	110,602	1,080,582
†Borr Drilling Ltd.	163,800	1,241,604
†Bristow Group, Inc.	19,173	429,475
Cactus, Inc. Class A	50,400	2,077,992
ChampionX Corp.	162,300	4,403,199
†Diamond Offshore Drilling, Inc.	81,900	986,076
†DMC Global, Inc.	14,988	329,286
†Dril-Quip, Inc.	26,800	768,892
†Expro Group Holdings NV	69,866	1,282,740
†Helix Energy Solutions Group, Inc.	114,456	885,889
Helmerich & Payne, Inc.	83,000	2,967,250
Liberty Energy, Inc. Class A	108,800	1,393,728
†Nabors Industries Ltd.	7,214	879,459
†National Energy Services Reunited Corp.	32,300	169,898
†Newpark Resources, Inc.	66,941	257,723
†NexTier Oilfield Solutions, Inc.	142,163	1,130,196
†Noble Corp. PLC	68,200	2,691,854
†Oceaneering International, Inc.	81,000	1,428,030
†Oil States International, Inc.	51,100	425,663
Patterson-UTI Energy, Inc.	173,500	2,029,950
†ProFrac Holding Corp. Class A	18,700	236,929
†ProPetro Holding Corp.	71,100	511,209
RPC, Inc.	58,700	451,403
Select Energy Services, Inc. Class A	57,600	400,896
Solaris Oilfield Infrastructure, Inc. Class A	26,600	227,164
†TETRA Technologies, Inc.	100,300	265,795
†Tidewater, Inc.	37,711	1,662,301
†U.S. Silica Holdings, Inc.	60,283	719,779
†Valaris Ltd.	49,600	3,226,976
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Weatherford International PLC	57,100	$ 3,388,885
		37,950,823
Entertainment–0.37%
†Cinemark Holdings, Inc.	88,200	1,304,478
†IMAX Corp.	37,200	713,496
†Liberty Media Corp.-Liberty Braves Class A	38,800	1,314,203
†Lions Gate Entertainment Corp. Class A	140,400	1,489,851
†Madison Square Garden Entertainment Corp.	21,072	1,244,723
Marcus Corp.	19,434	310,944
†Playstudios, Inc.	66,500	245,385
†Reservoir Media, Inc.	16,300	106,276
†Skillz, Inc.	246,400	146,164
†Vivid Seats, Inc. Class A	19,900	151,837
		7,027,357
Financial Services–1.82%
Alerus Financial Corp.	12,900	207,045
A-Mark Precious Metals, Inc.	14,600	505,890
†AvidXchange Holdings, Inc.	117,000	912,600
Banco Latinoamericano de Comercio Exterior SA	21,958	381,630
†Cannae Holdings, Inc.	56,000	1,130,080
†Cantaloupe, Inc.	46,200	263,340
Cass Information Systems, Inc.	10,815	468,398
Compass Diversified Holdings	49,600	946,368
Enact Holdings, Inc.	24,400	557,784
Essent Group Ltd.	85,109	3,408,615
EVERTEC, Inc.	49,400	1,667,250
Federal Agricultural Mortgage Corp. Class C	7,374	982,143
†Finance of America Cos., Inc. Class A	28,800	35,712
†Flywire Corp.	46,600	1,368,176
Home Point Capital, Inc.	5,700	11,001
†I3 Verticals, Inc. Class A	19,091	468,302
†International Money Express, Inc.	25,000	644,500
Jackson Financial, Inc. Class A	60,500	2,263,305
†Marqeta, Inc. Class A	351,300	1,605,441
Merchants Bancorp	12,714	331,073
†MoneyGram International, Inc.	77,000	802,340
†Mr Cooper Group, Inc.	56,102	2,298,499
†NMI Holdings, Inc. Class A	66,500	1,484,945
†Payoneer Global, Inc.	177,300	1,113,444
†Paysafe Ltd.	22,684	391,753

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
PennyMac Financial Services, Inc.	21,900	$ 1,305,459
†Priority Technology Holdings, Inc.	14,500	52,055
Radian Group, Inc.	127,254	2,812,313
†Remitly Global, Inc.	81,100	1,374,645
†Repay Holdings Corp.	71,700	471,069
†Star Holdings	10,322	179,500
†StoneCo Ltd. Class A	225,300	2,149,362
†SWK Holdings Corp.	2,400	42,864
†Velocity Financial, Inc.	7,000	63,210
Walker & Dunlop, Inc.	24,863	1,893,815
Waterstone Financial, Inc.	16,080	243,290
		34,837,216
Food Products–1.23%
Alico, Inc.	6,100	147,620
†AppHarvest, Inc.	60,900	37,289
B&G Foods, Inc.	58,014	900,957
†Benson Hill, Inc.	138,300	159,045
†Beyond Meat, Inc.	50,400	817,992
†BRC, Inc. Class A	21,400	109,996
Calavo Growers, Inc.	14,054	404,334
Cal-Maine Foods, Inc.	30,730	1,871,150
Fresh Del Monte Produce, Inc.	24,856	748,414
†Hain Celestial Group, Inc.	73,300	1,257,095
†Hostess Brands, Inc.	108,400	2,696,992
J & J Snack Foods Corp.	12,387	1,836,001
John B Sanfilippo & Son, Inc.	7,202	698,018
Lancaster Colony Corp.	15,754	3,196,171
†Lifecore Biomedical, Inc.	22,406	84,583
†Local Bounti Corp.	34,600	27,580
†Mission Produce, Inc.	32,400	359,964
†Seneca Foods Corp. Class A	4,188	218,907
†Simply Good Foods Co.	71,800	2,855,486
†Sovos Brands, Inc.	30,900	515,412
†SunOpta, Inc.	77,400	595,980
†Tattooed Chef, Inc.	40,200	57,084
Tootsie Roll Industries, Inc.	13,207	593,135
†TreeHouse Foods, Inc.	41,200	2,077,716
Utz Brands, Inc.	53,700	884,439
†Vital Farms, Inc.	24,800	379,440
†Whole Earth Brands, Inc.	31,600	80,896
		23,611,696
Gas Utilities–1.08%
Brookfield Infrastructure Corp. Class A	79,450	3,659,467
Chesapeake Utilities Corp.	14,065	1,800,179
New Jersey Resources Corp.	77,797	4,138,800
Northwest Natural Holding Co.	28,019	1,332,584
ONE Gas, Inc.	43,646	3,458,073
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
Southwest Gas Holdings, Inc.	54,122	$ 3,379,919
Spire, Inc.	41,220	2,891,171
		20,660,193
Ground Transportation–0.66%
ArcBest Corp.	19,575	1,809,122
†Bird Global, Inc. Class A	141,400	39,578
Covenant Logistics Group, Inc.	7,900	279,818
†Daseke, Inc.	34,000	262,820
Heartland Express, Inc.	37,909	603,511
Marten Transport Ltd.	46,494	974,049
†PAM Transportation Services, Inc.	5,100	146,013
†Saia, Inc.	21,583	5,872,303
†TuSimple Holdings, Inc. Class A	114,700	168,609
Universal Logistics Holdings, Inc.	5,697	166,068
Werner Enterprises, Inc.	51,456	2,340,733
		12,662,624
Health Care Equipment & Supplies–3.82%
†Alphatec Holdings, Inc.	58,700	915,720
†AngioDynamics, Inc.	30,292	313,219
†Artivion, Inc.	31,710	415,401
†AtriCure, Inc.	36,903	1,529,629
Atrion Corp.	1,067	669,980
†Avanos Medical, Inc.	37,900	1,127,146
†Axogen, Inc.	33,300	314,685
†Axonics, Inc.	39,500	2,155,120
†Bioventus, Inc. Class A	24,156	25,847
†Butterfly Network, Inc.	107,600	202,288
†Cardiovascular Systems, Inc.	33,582	666,939
†Cerus Corp.	140,883	418,423
CONMED Corp.	23,722	2,463,767
†Cue Health, Inc.	90,400	164,528
†Cutera, Inc.	13,500	318,870
Embecta Corp.	47,000	1,321,640
†Figs, Inc. Class A	104,400	646,236
†Glaukos Corp.	37,045	1,855,955
†Haemonetics Corp.	40,500	3,351,375
†Heska Corp.	7,900	771,198
†Inari Medical, Inc.	39,200	2,420,208
†Inogen, Inc.	18,590	232,003
†Inspire Medical Systems, Inc.	23,200	5,430,424
†Integer Holdings Corp.	26,725	2,071,188
iRadimed Corp.	5,600	220,360
†iRhythm Technologies, Inc.	24,550	3,044,936
†Lantheus Holdings, Inc.	55,306	4,566,063
LeMaitre Vascular, Inc.	15,898	818,270
†LivaNova PLC	43,396	1,891,198
†Merit Medical Systems, Inc.	45,141	3,338,177
Mesa Laboratories, Inc.	4,130	721,635

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Nano-X Imaging Ltd.	35,300	$ 203,681
†Neogen Corp.	175,250	3,245,630
†Nevro Corp.	28,600	1,033,890
†NuVasive, Inc.	42,437	1,753,072
=†OmniAb, Inc. Earnout Shares	4,688	0
=†OmniAb, Inc. Earnout Shares	4,688	0
†Omnicell, Inc.	35,925	2,107,720
†OraSure Technologies, Inc.	60,806	367,876
†Orthofix Medical, Inc.	27,618	462,602
†OrthoPediatrics Corp.	12,305	544,988
†Outset Medical, Inc.	39,100	719,440
†Owlet, Inc.	13,900	4,509
†Paragon 28, Inc.	39,400	672,558
†PROCEPT BioRobotics Corp.	20,900	593,560
†Pulmonx Corp.	27,900	311,922
†RxSight, Inc.	19,186	320,022
†Senseonics Holdings, Inc.	382,600	271,646
†Shockwave Medical, Inc.	28,900	6,266,387
†SI-BONE, Inc.	27,400	538,958
†Sight Sciences, Inc.	16,900	147,706
†Silk Road Medical, Inc.	30,400	1,189,552
†STAAR Surgical Co.	38,799	2,481,196
†Surmodics, Inc.	10,965	249,783
†Tactile Systems Technology, Inc.	16,300	267,646
†Tenon Medical, Inc.	2,400	4,248
†TransMedics Group, Inc.	24,600	1,862,958
†Treace Medical Concepts, Inc.	29,800	750,662
†UFP Technologies, Inc.	5,500	714,120
Utah Medical Products, Inc.	2,915	276,255
†Varex Imaging Corp.	31,500	572,985
†Vicarious Surgical, Inc.	45,600	103,512
†ViewRay, Inc.	119,200	412,432
†Zimvie, Inc.	16,800	121,464
†Zynex, Inc.	18,260	219,120
		73,194,528
Health Care Providers & Services–2.45%
†23andMe Holding Co. Class A	211,700	482,676
†Accolade, Inc.	54,600	785,148
†AdaptHealth Corp.	58,400	725,912
†Addus HomeCare Corp.	12,500	1,334,500
†Agiliti, Inc.	22,200	354,756
AirSculpt Technologies, Inc.	10,100	50,904
†Alignment Healthcare, Inc.	80,200	510,072
†AMN Healthcare Services, Inc.	34,974	2,901,443
†Apollo Medical Holdings, Inc.	31,800	1,159,746
†ATI Physical Therapy, Inc.	63,500	16,142
†Aveanna Healthcare Holdings, Inc.	34,500	35,880
†Brookdale Senior Living, Inc.	151,600	447,220
†Cano Health, Inc.	132,200	120,302
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†CareMax, Inc.	50,300	$ 134,301
†Castle Biosciences, Inc.	19,600	445,312
†Clover Health Investments Corp.	311,700	263,418
†Community Health Systems, Inc.	100,900	494,410
†CorVel Corp.	7,086	1,348,324
†Cross Country Healthcare, Inc.	29,217	652,123
†DocGo, Inc.	66,800	577,820
Ensign Group, Inc.	43,633	4,168,697
†Fulgent Genetics, Inc.	16,700	521,374
†GeneDx Holdings Corp.	239,300	87,344
†HealthEquity, Inc.	67,330	3,952,944
†Hims & Hers Health, Inc.	99,600	988,032
†Innovage Holding Corp.	15,700	125,286
†Invitae Corp.	195,980	264,573
†Joint Corp.	11,700	196,911
†LifeStance Health Group, Inc.	58,200	432,426
†ModivCare, Inc.	10,333	868,799
National HealthCare Corp.	10,275	596,669
National Research Corp.	11,037	480,220
†NeoGenomics, Inc.	101,565	1,768,247
†Oncology Institute, Inc.	28,000	18,981
†OPKO Health, Inc.	329,700	481,362
†Option Care Health, Inc.	135,907	4,317,765
†Owens & Minor, Inc.	59,754	869,421
†P3 Health Partners, Inc.	21,200	22,472
Patterson Cos., Inc.	70,500	1,887,285
†Pediatrix Medical Group, Inc.	65,100	970,641
†Pennant Group, Inc.	21,766	310,818
†PetIQ, Inc.	22,600	258,544
†Privia Health Group, Inc.	41,600	1,148,576
†Progyny, Inc.	60,800	1,952,896
†R1 RCM, Inc.	122,264	1,833,960
†RadNet, Inc.	40,000	1,001,200
Select Medical Holdings Corp.	83,967	2,170,547
†Surgery Partners, Inc.	41,600	1,433,952
U.S. Physical Therapy, Inc.	10,449	1,023,062
		46,993,413
Health Care REITs–0.59%
CareTrust REIT, Inc.	80,171	1,569,748
Community Healthcare Trust, Inc.	19,310	706,746
Diversified Healthcare Trust	200,000	270,000
Global Medical REIT, Inc.	49,600	451,856
LTC Properties, Inc.	31,973	1,123,211
National Health Investors, Inc.	33,834	1,745,158
Physicians Realty Trust	185,700	2,772,501

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs (continued)
Sabra Health Care REIT, Inc.	187,477	$ 2,155,986
Universal Health Realty Income Trust	10,373	499,045
		11,294,251
Health Care Technology–0.52%
†American Well Corp. Class A	187,500	442,500
†Babylon Holdings Ltd. Class A	3,760	19,138
†Computer Programs & Systems, Inc.	11,149	336,700
†Evolent Health, Inc. Class A	66,300	2,151,435
†Health Catalyst, Inc.	44,100	514,647
†HealthStream, Inc.	19,545	529,670
†Multiplan Corp.	310,400	329,024
†NextGen Healthcare, Inc.	44,428	773,491
†Nutex Health, Inc.	200,100	202,101
†OptimizeRx Corp.	13,300	194,579
†Pear Therapeutics, Inc.	55,200	14,076
†Phreesia, Inc.	39,900	1,288,371
†Schrodinger, Inc.	43,700	1,150,621
†Sharecare, Inc.	237,300	336,966
Simulations Plus, Inc.	12,700	558,038
†Veradigm, Inc.	88,100	1,149,705
		9,991,062
Hotel & Resort REITs–0.86%
Apple Hospitality REIT, Inc.	173,900	2,698,928
†Ashford Hospitality Trust, Inc.	29,440	94,502
Braemar Hotels & Resorts, Inc.	52,900	204,194
Chatham Lodging Trust	38,731	406,288
DiamondRock Hospitality Co.	170,074	1,382,702
Hersha Hospitality Trust Class A	24,941	167,604
Pebblebrook Hotel Trust	105,160	1,476,447
RLJ Lodging Trust	129,855	1,376,463
Ryman Hospitality Properties, Inc.	43,506	3,903,793
Service Properties Trust	133,800	1,332,648
Summit Hotel Properties, Inc.	85,273	596,911
Sunstone Hotel Investors, Inc.	170,892	1,688,413
Xenia Hotels & Resorts, Inc.	91,404	1,196,478
		16,525,371
Hotels, Restaurants & Leisure–2.69%
†Accel Entertainment, Inc. Class A	44,600	406,306
†Bally's Corp.	29,573	577,265
†Biglari Holdings, Inc. Class B	665	112,518
†BJ's Restaurants, Inc.	18,259	532,067
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Bloomin' Brands, Inc.	70,552	$ 1,809,659
Bluegreen Vacations Holding Corp.	7,700	210,826
†Bowlero Corp.	23,600	400,020
†Brinker International, Inc.	35,200	1,337,600
†Century Casinos, Inc.	23,100	169,323
Cheesecake Factory, Inc.	39,174	1,373,049
†Chuy's Holdings, Inc.	14,332	513,802
Cracker Barrel Old Country Store, Inc.	17,962	2,040,483
†Dave & Buster's Entertainment, Inc.	34,800	1,280,292
†Denny's Corp.	44,456	496,129
Dine Brands Global, Inc.	12,032	813,844
El Pollo Loco Holdings, Inc.	16,100	154,399
†Everi Holdings, Inc.	70,000	1,200,500
†F45 Training Holdings, Inc.	30,000	34,800
†First Watch Restaurant Group, Inc.	12,100	194,326
†Full House Resorts, Inc.	27,800	200,994
†Golden Entertainment, Inc.	15,900	691,809
†Hilton Grand Vacations, Inc.	69,400	3,083,442
†Inspirato, Inc.	4,900	4,699
†Inspired Entertainment, Inc.	17,600	225,104
International Game Technology PLC	80,100	2,146,680
Jack in the Box, Inc.	16,915	1,481,585
Krispy Kreme, Inc.	58,700	912,785
†Kura Sushi USA, Inc. Class A	3,900	256,776
†Life Time Group Holdings, Inc.	34,400	549,024
†Light & Wonder, Inc. Class A	76,852	4,614,963
†Lindblad Expeditions Holdings, Inc.	26,500	253,340
Monarch Casino & Resort, Inc.	10,884	807,049
†NEOGAMES SA	10,600	161,120
†Noodles & Co.	34,500	167,325
†ONE Group Hospitality, Inc.	17,000	137,700
Papa John's International, Inc.	26,522	1,987,293
†Portillo's, Inc. Class A	25,800	551,346
RCI Hospitality Holdings, Inc.	7,100	555,007
Red Rock Resorts, Inc. Class A	40,800	1,818,456
†Rush Street Interactive, Inc.	49,200	153,012
Ruth's Hospitality Group, Inc.	26,466	434,572
†Sabre Corp.	263,900	1,132,131
†SeaWorld Entertainment, Inc.	32,162	1,971,852
†Shake Shack, Inc. Class A	30,600	1,697,994
†Sonder Holdings, Inc.	136,700	103,495

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Sweetgreen, Inc. Class A	70,600	$ 553,504
†Target Hospitality Corp.	22,600	296,964
Texas Roadhouse, Inc.	54,470	5,886,028
†Vacasa, Inc. Class A	82,100	78,997
Wingstop, Inc.	24,400	4,479,352
†Xponential Fitness, Inc. Class A	16,500	501,435
		51,553,041
Household Durables–1.87%
†Aterian, Inc.	51,600	44,381
†Beazer Homes USA, Inc.	24,719	392,538
†Cavco Industries, Inc.	7,026	2,232,441
Century Communities, Inc.	22,838	1,459,805
†Dream Finders Homes, Inc. Class A	17,900	237,175
Ethan Allen Interiors, Inc.	18,232	500,651
†GoPro, Inc. Class A	106,500	535,695
†Green Brick Partners, Inc.	22,282	781,207
†Helen of Troy Ltd.	19,198	1,827,074
†Hovnanian Enterprises, Inc. Class A	3,900	264,576
Installed Building Products, Inc.	19,218	2,191,428
†iRobot Corp.	22,022	961,040
KB Home	61,336	2,464,480
†Landsea Homes Corp.	8,401	50,910
La-Z-Boy, Inc.	35,133	1,021,668
†Legacy Housing Corp.	6,860	156,134
†LGI Homes, Inc.	16,500	1,881,495
Lifetime Brands, Inc.	10,524	61,881
†Lovesac Co.	11,300	326,570
†M/I Homes, Inc.	21,474	1,354,795
MDC Holdings, Inc.	47,231	1,835,869
Meritage Homes Corp.	29,384	3,430,876
†Purple Innovation, Inc.	54,411	143,645
†Skyline Champion Corp.	43,134	3,244,971
†Snap One Holdings Corp.	15,400	143,990
†Sonos, Inc.	103,236	2,025,490
†Taylor Morrison Home Corp.	84,600	3,236,796
†Traeger, Inc.	27,200	111,792
†Tri Pointe Homes, Inc.	81,152	2,054,769
†Tupperware Brands Corp.	36,200	90,500
†Universal Electronics, Inc.	9,611	97,455
†Vizio Holding Corp. Class A	55,400	508,572
†Vuzix Corp.	49,600	205,344
		35,876,013
Household Products–0.29%
†Central Garden & Pet Co.	40,722	1,606,729
Energizer Holdings, Inc.	57,400	1,991,780
WD-40 Co.	11,038	1,965,316
		5,563,825
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers–0.45%
†Altus Power, Inc.	74,000	$ 405,520
Clearway Energy, Inc. Class A	95,100	2,942,563
†Montauk Renewables, Inc.	51,100	402,157
Ormat Technologies, Inc.	42,560	3,607,811
†Sunnova Energy International, Inc.	80,300	1,254,286
		8,612,337
Industrial Conglomerates–0.02%
Brookfield Business Corp. Class A	20,900	414,238
		414,238
Industrial REITs–0.74%
Indus Realty Trust, Inc.	4,286	284,119
Industrial Logistics Properties Trust	52,689	161,755
Innovative Industrial Properties, Inc.	22,500	1,709,775
LXP Industrial Trust	220,986	2,278,366
Plymouth Industrial REIT, Inc.	30,600	642,906
STAG Industrial, Inc.	146,234	4,945,634
Terreno Realty Corp.	65,234	4,214,116
		14,236,671
Insurance–2.12%
†Ambac Financial Group, Inc.	34,793	538,596
American Equity Investment Life Holding Co.	57,555	2,100,182
AMERISAFE, Inc.	15,599	763,571
Argo Group International Holdings Ltd.	25,967	760,573
†Bright Health Group, Inc.	154,100	33,948
†BRP Group, Inc. Class A	49,300	1,255,178
CNO Financial Group, Inc.	92,612	2,055,060
Crawford & Co. Class A	13,000	108,680
Donegal Group, Inc. Class A	12,346	188,647
†eHealth, Inc.	20,719	193,930
Employers Holdings, Inc.	22,227	926,644
†Enstar Group Ltd.	9,211	2,135,018
†Genworth Financial, Inc. Class A	401,900	2,017,538
†Goosehead Insurance, Inc. Class A	15,400	803,880
†Greenlight Capital Re Ltd. Class A	21,257	199,603
HCI Group, Inc.	4,907	263,015
†Hippo Holdings, Inc.	12,832	208,263
Horace Mann Educators Corp.	33,631	1,125,966
Investors Title Co.	1,053	159,003
James River Group Holdings Ltd.	29,900	617,435

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Kinsale Capital Group, Inc.	17,600	$ 5,282,640
†Lemonade, Inc.	37,400	533,324
†MBIA, Inc.	38,884	360,066
Mercury General Corp.	21,900	695,106
National Western Life Group, Inc. Class A	1,816	440,598
†NI Holdings, Inc.	7,400	96,200
†Oscar Health, Inc. Class A	95,700	625,878
†Palomar Holdings, Inc.	19,400	1,070,880
ProAssurance Corp.	44,100	814,968
RLI Corp.	31,734	4,217,766
†Root, Inc. Class A	6,577	29,662
Safety Insurance Group, Inc.	11,699	871,809
Selective Insurance Group, Inc.	48,507	4,624,172
†Selectquote, Inc.	113,300	245,861
†SiriusPoint Ltd.	75,600	614,628
†Skyward Specialty Insurance Group, Inc.	8,400	183,708
Stewart Information Services Corp.	21,939	885,239
Tiptree, Inc.	19,646	286,242
†Trean Insurance Group, Inc.	17,900	109,548
†Trupanion, Inc.	31,561	1,353,651
United Fire Group, Inc.	17,321	459,873
Universal Insurance Holdings, Inc.	20,803	379,031
		40,635,580
Interactive Media & Services–0.73%
†Arena Group Holdings, Inc.	9,800	41,650
†Bumble, Inc. Class A	80,600	1,575,730
†Cargurus, Inc.	82,800	1,546,704
†Cars.com, Inc.	53,500	1,032,550
†DHI Group, Inc.	34,900	135,412
†Eventbrite, Inc. Class A	62,900	539,682
†EverQuote, Inc. Class A	15,200	211,280
†fuboTV, Inc.	143,600	173,756
†Leafly Holdings, Inc.	4,100	1,640
†MediaAlpha, Inc. Class A	19,900	298,102
†Outbrain, Inc.	33,200	137,116
†QuinStreet, Inc.	40,911	649,257
Shutterstock, Inc.	19,252	1,397,695
†TrueCar, Inc.	73,100	168,130
†Vimeo, Inc.	116,800	447,344
†Vinco Ventures, Inc.	155,400	49,930
†Wejo Group Ltd.	21,200	10,452
†Yelp, Inc.	54,700	1,679,290
†Ziff Davis, Inc.	36,887	2,879,030
†ZipRecruiter, Inc. Class A	58,200	927,708
		13,902,458
IT Services–0.46%
†BigCommerce Holdings, Inc.	52,500	469,350
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Brightcove, Inc.	33,686	$ 149,903
†Cerberus Cyber Sentinel Corp.	38,900	13,148
†Cyxtera Technologies, Inc.	35,100	10,720
†DigitalOcean Holdings, Inc.	56,500	2,213,105
†Edgio, Inc.	113,349	89,670
†Fastly, Inc. Class A	91,400	1,623,264
†Grid Dynamics Holdings, Inc.	43,100	493,926
Hackett Group, Inc.	18,476	341,436
Information Services Group, Inc.	26,400	134,376
†Perficient, Inc.	27,725	2,001,468
PFSweb, Inc.	14,100	59,784
†Rackspace Technology, Inc.	46,100	86,668
†Squarespace, Inc. Class A	24,600	781,542
†Tucows, Inc. Class A	8,000	155,600
†Unisys Corp.	53,954	209,342
		8,833,302
Leisure Products–0.45%
Acushnet Holdings Corp.	26,900	1,370,286
†AMMO, Inc.	70,200	138,294
Clarus Corp.	23,724	224,192
Johnson Outdoors, Inc. Class A	4,386	276,362
†Latham Group, Inc.	36,800	105,248
†Malibu Boats, Inc. Class A	16,500	931,425
Marine Products Corp.	7,236	95,443
†MasterCraft Boat Holdings, Inc.	14,700	447,321
Smith & Wesson Brands, Inc.	36,832	453,402
†Solo Brands, Inc. Class A	17,700	127,086
Sturm Ruger & Co., Inc.	14,114	810,708
†Topgolf Callaway Brands Corp.	113,127	2,445,805
†Vista Outdoor, Inc.	45,200	1,252,492
		8,678,064
Life Sciences Tools & Services–0.69%
†AbCellera Biologics, Inc.	167,600	1,263,704
†Adaptive Biotechnologies Corp.	90,200	796,466
†Akoya Biosciences, Inc.	13,100	107,158
†Alpha Teknova, Inc.	5,600	16,576
†BioLife Solutions, Inc.	27,800	604,650
†Bionano Genomics, Inc.	236,100	262,071
†Codexis, Inc.	50,900	210,726
†CryoPort, Inc.	35,800	859,200
†Cytek Biosciences, Inc.	90,900	835,371
†Inotiv, Inc.	20,600	89,198
†MaxCyte, Inc.	70,000	346,500
†Medpace Holdings, Inc.	20,500	3,855,025
†NanoString Technologies, Inc.	37,600	372,240

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Nautilus Biotechnology, Inc.	38,300	$ 106,091
†OmniAb, Inc.	60,589	222,967
†Pacific Biosciences of California, Inc.	199,498	2,310,187
†PhenomeX, Inc.	47,100	54,636
†Quanterix Corp.	27,800	313,306
†Quantum-Si, Inc.	76,900	135,344
†Science 37 Holdings, Inc.	52,400	14,756
†Seer, Inc.	41,600	160,576
†Singular Genomics Systems, Inc.	46,100	55,781
†SomaLogic, Inc.	123,800	315,690
		13,308,219
Machinery–3.93%
†3D Systems Corp.	102,522	1,099,036
Alamo Group, Inc.	8,235	1,516,558
Albany International Corp. Class A	25,343	2,264,651
Astec Industries, Inc.	18,669	770,096
Barnes Group, Inc.	39,654	1,597,263
†Berkshire Grey, Inc.	41,500	57,270
†Blue Bird Corp.	14,992	306,287
†Chart Industries, Inc.	34,474	4,323,040
†CIRCOR International, Inc.	15,526	483,169
Columbus McKinnon Corp.	22,808	847,545
†Desktop Metal, Inc. Class A	221,838	510,227
Douglas Dynamics, Inc.	18,249	581,961
†Energy Recovery, Inc.	43,900	1,011,895
Enerpac Tool Group Corp.	46,314	1,181,007
EnPro Industries, Inc.	16,809	1,746,287
ESCO Technologies, Inc.	20,838	1,988,987
†Evoqua Water Technologies Corp.	95,700	4,758,204
†Fathom Digital Manufacturing C Class A	7,100	3,856
Federal Signal Corp.	48,307	2,618,722
Franklin Electric Co., Inc.	37,240	3,504,284
Gorman-Rupp Co.	18,482	462,050
Greenbrier Cos., Inc.	26,001	836,452
Helios Technologies, Inc.	26,328	1,721,851
Hillenbrand, Inc.	56,232	2,672,707
†Hillman Solutions Corp.	110,200	927,884
†Hydrofarm Holdings Group, Inc.	34,800	60,204
†Hyliion Holdings Corp.	105,300	208,494
Hyster-Yale Materials Handling, Inc.	8,966	447,314
†Hyzon Motors, Inc.	73,200	59,665
John Bean Technologies Corp.	25,692	2,807,879
Kadant, Inc.	9,499	1,980,731
Kennametal, Inc.	65,600	1,809,248
†Lightning eMotors, Inc.	30,500	8,738
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Lindsay Corp.	9,007	$ 1,361,228
Luxfer Holdings PLC	21,100	356,590
†Manitowoc Co., Inc.	28,075	479,802
†Markforged Holding Corp.	88,400	84,758
†Microvast Holdings, Inc.	142,600	176,824
Miller Industries, Inc.	9,346	330,381
Mueller Industries, Inc.	45,240	3,324,235
Mueller Water Products, Inc. Class A	126,227	1,759,604
†Nikola Corp.	272,400	329,604
Omega Flex, Inc.	2,689	299,662
†Proterra, Inc.	180,900	274,968
†Proto Labs, Inc.	21,943	727,410
†RBC Bearings, Inc.	23,218	5,403,525
REV Group, Inc.	27,900	334,521
†Sarcos Technology & Robotics Corp.	88,200	41,869
Shyft Group, Inc.	28,116	639,639
†SPX Technologies, Inc.	35,700	2,519,706
Standex International Corp.	9,654	1,182,036
Tennant Co.	14,981	1,026,648
Terex Corp.	53,900	2,607,682
†Titan International, Inc.	41,600	435,968
Trinity Industries, Inc.	66,200	1,612,632
†Velo3D, Inc.	46,100	104,647
Wabash National Corp.	37,940	932,945
Watts Water Technologies, Inc. Class A	22,294	3,752,526
†Xos, Inc.	43,300	22,733
		75,295,705
Marine Transportation–0.23%
Costamare, Inc.	41,400	389,574
Eagle Bulk Shipping, Inc.	10,842	493,311
Eneti, Inc.	18,100	169,235
Genco Shipping & Trading Ltd.	29,800	466,668
Golden Ocean Group Ltd.	99,300	945,336
Matson, Inc.	30,400	1,813,968
Safe Bulkers, Inc.	56,600	208,854
		4,486,946
Media–0.74%
†AdTheorent Holding Co., Inc.	29,300	49,517
†Advantage Solutions, Inc.	64,300	101,594
†AMC Networks, Inc. Class A	25,100	441,258
†Audacy, Inc. Class A	99,706	13,430
†Boston Omaha Corp. Class A	18,000	426,060
†Cardlytics, Inc.	26,600	90,307
†Clear Channel Outdoor Holdings, Inc.	307,800	369,360
†Cumulus Media, Inc. Class A	13,400	49,446
†Daily Journal Corp.	950	270,712

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Entravision Communications Corp. Class A	49,930	$ 302,076
†EW Scripps Co. Class A	47,666	448,537
†Gambling.com Group Ltd.	7,300	72,343
†Gannett Co., Inc.	119,324	223,136
Gray Television, Inc.	66,418	579,165
†iHeartMedia, Inc. Class A	98,400	383,760
†Innovid Corp.	61,600	86,856
†Integral Ad Science Holding Corp.	31,400	448,078
John Wiley & Sons, Inc. Class A	35,000	1,356,950
†Magnite, Inc.	107,042	991,209
†PubMatic, Inc. Class A	34,900	482,318
†Quotient Technology, Inc.	75,600	247,968
Scholastic Corp.	23,991	820,972
Sinclair Broadcast Group, Inc. Class A	31,800	545,688
†Stagwell, Inc.	63,100	468,202
†TechTarget, Inc.	21,898	790,956
TEGNA, Inc.	180,694	3,055,536
†Thryv Holdings, Inc.	20,600	475,036
†Urban One, Inc.	15,300	94,400
†WideOpenWest, Inc.	43,794	465,530
		14,150,400
Metals & Mining–1.77%
†5E Advanced Materials, Inc.	30,900	167,478
Alpha Metallurgical Resources, Inc.	12,300	1,918,800
†Arconic Corp.	82,100	2,153,483
†ATI, Inc.	101,000	3,985,460
Carpenter Technology Corp.	38,700	1,732,212
†Century Aluminum Co.	43,458	434,580
†Coeur Mining, Inc.	220,686	880,537
Commercial Metals Co.	94,700	4,630,830
Compass Minerals International, Inc.	27,300	936,117
†Constellium SE	101,900	1,557,032
†Dakota Gold Corp.	38,500	139,370
Haynes International, Inc.	9,781	489,930
Hecla Mining Co.	449,476	2,845,183
†Hycroft Mining Holding Corp.	127,300	55,045
†Ivanhoe Electric, Inc.	37,300	453,195
Kaiser Aluminum Corp.	12,822	956,906
Materion Corp.	16,584	1,923,744
†Novagold Resources, Inc.	193,500	1,203,570
Olympic Steel, Inc.	7,906	412,772
†Piedmont Lithium, Inc.	13,800	828,690
†PolyMet Mining Corp.	49,445	106,307
Ramaco Resources, Inc.	18,600	163,866
Ryerson Holding Corp.	15,625	568,438
Schnitzer Steel Industries, Inc. Class A	21,101	656,241
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
SunCoke Energy, Inc.	67,444	$ 605,647
†TimkenSteel Corp.	35,300	647,402
Tredegar Corp.	22,530	205,699
Warrior Met Coal, Inc.	41,700	1,530,807
Worthington Industries, Inc.	25,408	1,642,627
		33,831,968
Mortgage Real Estate Investment Trusts (REITs)–1.09%
AFC Gamma, Inc.	13,000	158,080
Angel Oak Mortgage REIT, Inc.	9,200	67,160
Apollo Commercial Real Estate Finance, Inc.	113,881	1,060,232
Arbor Realty Trust, Inc.	133,100	1,529,319
Ares Commercial Real Estate Corp.	41,389	376,226
ARMOUR Residential REIT, Inc.	130,653	685,928
Blackstone Mortgage Trust, Inc. Class A	140,317	2,504,658
BrightSpire Capital, Inc. Class A	73,800	435,420
Broadmark Realty Capital, Inc.	106,200	499,140
Chicago Atlantic Real Estate Finance, Inc.	5,000	67,550
Chimera Investment Corp.	188,600	1,063,704
Claros Mortgage Trust, Inc.	73,200	852,780
Dynex Capital, Inc.	42,643	516,833
Ellington Financial, Inc.	51,300	626,373
Franklin BSP Realty Trust, Inc.	66,730	796,089
Granite Point Mortgage Trust, Inc.	43,100	213,776
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	70,000	2,002,000
Invesco Mortgage Capital, Inc.	29,353	325,525
KKR Real Estate Finance Trust, Inc.	46,000	523,940
Ladder Capital Corp.	91,989	869,296
MFA Financial, Inc.	83,950	832,784
New York Mortgage Trust, Inc.	73,845	735,496
Nexpoint Real Estate Finance, Inc.	6,300	98,721
Orchid Island Capital, Inc.	28,760	308,595
PennyMac Mortgage Investment Trust	72,121	889,252
Ready Capital Corp.	57,111	580,819
Redwood Trust, Inc.	92,425	622,945
TPG RE Finance Trust, Inc.	56,000	406,560

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp.	78,100	$ 1,148,851
		20,798,052
Multi-Utilities–0.49%
Avista Corp.	60,126	2,552,349
Black Hills Corp.	52,773	3,329,976
NorthWestern Corp.	47,206	2,731,339
Unitil Corp.	12,941	738,155
		9,351,819
Office REITs–0.44%
Brandywine Realty Trust	134,400	635,712
City Office REIT, Inc.	31,100	214,590
Corporate Office Properties Trust	91,100	2,159,981
Easterly Government Properties, Inc.	74,700	1,026,378
Equity Commonwealth	84,800	1,756,208
Franklin Street Properties Corp.	78,927	123,915
Office Properties Income Trust	39,140	481,422
Orion Office REIT, Inc.	46,200	309,540
Paramount Group, Inc.	152,900	697,224
Piedmont Office Realty Trust, Inc. Class A	97,600	712,480
Postal Realty Trust, Inc. Class A	14,500	220,690
		8,338,140
Oil, Gas & Consumable Fuels–4.34%
†Aemetis, Inc.	24,900	57,768
†Alto Ingredients, Inc.	60,400	90,600
†Amplify Energy Corp.	30,200	207,474
Arch Resources, Inc.	12,100	1,590,666
Ardmore Shipping Corp.	32,900	489,223
†Battalion Oil Corp.	2,500	16,425
Berry Corp.	61,671	484,117
California Resources Corp.	60,100	2,313,850
†Callon Petroleum Co.	39,400	1,317,536
†Centrus Energy Corp. Class A	8,824	284,133
Chord Energy Corp.	33,702	4,536,289
Civitas Resources, Inc.	59,604	4,073,337
†Clean Energy Fuels Corp.	134,495	586,398
†CNX Resources Corp.	135,400	2,169,108
=†Cobalt International Energy, Inc.	1	0
Comstock Resources, Inc.	73,000	787,670
CONSOL Energy, Inc.	27,800	1,619,906
Crescent Energy Co. Class A	31,480	356,039
CVR Energy, Inc.	24,100	789,998
Delek U.S. Holdings, Inc.	56,162	1,288,918
†Denbury, Inc.	40,700	3,566,541
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
DHT Holdings, Inc.	110,800	$ 1,197,748
Dorian LPG Ltd.	24,736	493,236
†Earthstone Energy, Inc. Class A	36,100	469,661
†Empire Petroleum Corp.	8,100	100,521
†Energy Fuels, Inc.	127,200	709,776
Equitrans Midstream Corp.	332,700	1,923,006
Excelerate Energy, Inc. Class A	15,100	334,314
FLEX LNG Ltd.	23,300	782,414
Frontline PLC	100,900	1,670,904
†Gevo, Inc.	159,000	244,860
†Golar LNG Ltd.	81,701	1,764,742
†Green Plains, Inc.	43,293	1,341,650
†Gulfport Energy Corp.	8,700	696,000
HighPeak Energy, Inc.	5,400	124,200
International Seaways, Inc.	39,336	1,639,524
Kinetik Holdings, Inc. Class A	13,442	420,735
†Kosmos Energy Ltd.	365,000	2,715,600
Magnolia Oil & Gas Corp. Class A	141,200	3,089,456
Matador Resources Co.	91,230	4,347,109
Murphy Oil Corp.	119,900	4,433,902
NACCO Industries, Inc. Class A	3,200	115,424
†NextDecade Corp.	26,600	132,202
Nordic American Tankers Ltd.	166,098	657,748
Northern Oil & Gas, Inc.	53,500	1,623,725
†Par Pacific Holdings, Inc.	40,035	1,169,022
PBF Energy, Inc. Class A	96,300	4,175,568
†Peabody Energy Corp.	95,212	2,437,427
Permian Resources Corp.	189,400	1,988,700
Ranger Oil Corp. Class A	15,200	620,768
†REX American Resources Corp.	12,550	358,805
Riley Exploration Permian, Inc.	8,200	312,092
†Ring Energy, Inc.	69,600	132,240
†SandRidge Energy, Inc.	26,200	377,542
Scorpio Tankers, Inc.	38,222	2,152,281
SFL Corp. Ltd.	94,242	895,299
†SilverBow Resources, Inc.	9,600	219,360
Sitio Royalties Corp. Class A	57,521	1,299,975
SM Energy Co.	98,300	2,768,128
†Talos Energy, Inc.	56,800	842,912
†Teekay Corp.	58,000	358,440
†Teekay Tankers Ltd. Class A	18,400	789,912
†Tellurian, Inc.	404,000	496,920
†Uranium Energy Corp.	286,900	826,272
†Ur-Energy, Inc.	176,200	186,772
VAALCO Energy, Inc.	89,200	404,076
†Vertex Energy, Inc.	43,800	432,744

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Vital Energy, Inc.	13,400	$ 610,236
†W&T Offshore, Inc.	75,636	384,231
World Fuel Services Corp.	49,300	1,259,615
		83,153,790
Paper & Forest Products–0.10%
†Clearwater Paper Corp.	13,151	439,506
Glatfelter Corp.	36,973	117,944
Sylvamo Corp.	27,600	1,276,776
		1,834,226
Passenger Airlines–0.31%
†Allegiant Travel Co.	12,784	1,175,872
†Blade Air Mobility, Inc.	46,000	155,480
†Frontier Group Holdings, Inc.	29,900	294,216
†Hawaiian Holdings, Inc.	41,225	377,621
†Joby Aviation, Inc.	205,700	892,738
†SkyWest, Inc.	40,792	904,359
Spirit Airlines, Inc.	88,694	1,522,876
†Sun Country Airlines Holdings, Inc.	26,900	551,450
†Wheels Up Experience, Inc.	132,300	83,719
		5,958,331
Personal Care Products–0.85%
†Beauty Health Co.	70,800	894,204
†BellRing Brands, Inc.	108,200	3,678,800
Edgewell Personal Care Co.	41,700	1,768,914
†elf Beauty, Inc.	39,800	3,277,530
†Herbalife Nutrition Ltd.	78,900	1,270,290
†Honest Co., Inc.	51,200	92,160
Inter Parfums, Inc.	14,493	2,061,484
Medifast, Inc.	8,887	921,315
†Nature's Sunshine Products, Inc.	9,340	95,361
Nu Skin Enterprises, Inc. Class A	39,600	1,556,676
†Thorne HealthTech, Inc.	10,700	49,434
†USANA Health Sciences, Inc.	9,105	572,705
†Veru, Inc.	53,100	61,596
		16,300,469
Pharmaceuticals–1.66%
†Aclaris Therapeutics, Inc.	52,100	421,489
†Amneal Pharmaceuticals, Inc.	85,102	118,292
†Amphastar Pharmaceuticals, Inc.	31,000	1,162,500
†Amylyx Pharmaceuticals, Inc.	40,300	1,182,402
†AN2 Therapeutics, Inc.	8,900	87,843
†ANI Pharmaceuticals, Inc.	10,000	397,200
†Arvinas, Inc.	39,400	1,076,408
†Atea Pharmaceuticals, Inc.	63,200	211,720
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Athira Pharma, Inc.	27,300	$ 68,250
†Axsome Therapeutics, Inc.	25,900	1,597,512
†Cara Therapeutics, Inc.	35,800	175,778
†Cassava Sciences, Inc.	30,300	730,836
†Collegium Pharmaceutical, Inc.	27,500	659,725
†Corcept Therapeutics, Inc.	69,402	1,503,247
†DICE Therapeutics, Inc.	28,300	810,795
†Edgewise Therapeutics, Inc.	30,500	203,435
†Esperion Therapeutics, Inc.	59,300	94,287
†Evolus, Inc.	29,700	251,262
†EyePoint Pharmaceuticals, Inc.	22,100	64,974
†Fulcrum Therapeutics, Inc.	41,700	118,845
†Harmony Biosciences Holdings, Inc.	20,900	682,385
†Innoviva, Inc.	51,600	580,500
†Intra-Cellular Therapies, Inc.	74,000	4,007,100
†Ligand Pharmaceuticals, Inc.	12,365	909,569
†Liquidia Corp.	41,100	284,001
†Nektar Therapeutics	150,600	105,857
†NGM Biopharmaceuticals, Inc.	32,300	131,784
†Nuvation Bio, Inc.	93,100	154,546
†Ocular Therapeutix, Inc.	65,400	344,658
†Pacira BioSciences, Inc.	36,575	1,492,626
†Phathom Pharmaceuticals, Inc.	19,700	140,658
Phibro Animal Health Corp. Class A	17,200	263,504
†Prestige Consumer Healthcare, Inc.	40,555	2,539,959
†Provention Bio, Inc.	51,000	1,229,100
†Reata Pharmaceuticals, Inc. Class A	22,500	2,045,700
†Relmada Therapeutics, Inc.	22,800	51,528
†Revance Therapeutics, Inc.	65,500	2,109,755
†Scilex Holding Co.	43,799	359,148
SIGA Technologies, Inc.	38,188	219,581
†Supernus Pharmaceuticals, Inc.	39,890	1,445,215
†Tarsus Pharmaceuticals, Inc.	14,700	184,779
†Theravance Biopharma, Inc.	52,200	566,370
†Theseus Pharmaceuticals, Inc.	14,200	126,096
†Third Harmonic Bio, Inc.	10,200	42,024
†Ventyx Biosciences, Inc.	20,000	670,000
†Xeris Biopharma Holdings, Inc.	113,800	185,494
		31,808,737
Professional Services–2.39%
†Alight, Inc. Class A	313,500	2,887,335
†ASGN, Inc.	39,604	3,274,063

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Atlas Technical Consultants, Inc.	15,500	$ 188,945
Barrett Business Services, Inc.	5,532	490,356
†CBIZ, Inc.	38,246	1,892,794
†Conduent, Inc.	138,100	473,683
CRA International, Inc.	5,651	609,291
CSG Systems International, Inc.	25,188	1,352,596
†ExlService Holdings, Inc.	26,248	4,247,714
Exponent, Inc.	41,101	4,097,359
†First Advantage Corp.	48,100	671,476
†Forrester Research, Inc.	9,133	295,452
†Franklin Covey Co.	9,580	368,543
Heidrick & Struggles International, Inc.	15,864	481,631
†HireRight Holdings Corp.	16,900	179,309
†Huron Consulting Group, Inc.	15,778	1,268,078
†IBEX Holdings Ltd.	7,159	174,680
ICF International, Inc.	15,051	1,651,095
Insperity, Inc.	28,967	3,520,939
Kelly Services, Inc. Class A	26,477	439,253
Kforce, Inc.	15,838	1,001,595
Korn Ferry	42,345	2,190,930
†Legalzoom.com, Inc.	75,900	711,942
Maximus, Inc.	49,274	3,877,864
†NV5 Global, Inc.	10,800	1,122,876
†Planet Labs PBC	156,700	615,831
†Red Violet, Inc.	7,600	133,760
Resources Connection, Inc.	25,789	439,960
†Skillsoft Corp.	63,500	127,000
†Spire Global, Inc.	104,300	69,672
†Sterling Check Corp.	18,900	210,735
†TriNet Group, Inc.	30,400	2,450,544
†TrueBlue, Inc.	26,600	473,480
TTEC Holdings, Inc.	15,460	575,576
†Upwork, Inc.	97,600	1,104,832
†Verra Mobility Corp.	113,500	1,920,420
†Willdan Group, Inc.	9,500	148,390
		45,739,999
Real Estate Management & Development–0.61%
†American Realty Investors, Inc.	1,300	34,216
†Anywhere Real Estate, Inc.	85,697	452,480
†Compass, Inc. Class A	222,400	718,352
†Cushman & Wakefield PLC	128,756	1,357,088
DigitalBridge Group, Inc.	129,050	1,547,310
†Doma Holdings, Inc.	117,500	47,881
Douglas Elliman, Inc.	62,293	193,731
eXp World Holdings, Inc.	57,000	723,330
†Forestar Group, Inc.	14,505	225,698
†FRP Holdings, Inc.	5,672	328,295
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
Kennedy-Wilson Holdings, Inc.	95,653	$ 1,586,883
Marcus & Millichap, Inc.	20,500	658,255
Newmark Group, Inc. Class A	107,900	763,932
†Offerpad Solutions, Inc.	58,400	30,777
RE/MAX Holdings, Inc. Class A	14,198	266,355
†Redfin Corp.	85,800	777,348
RMR Group, Inc. Class A	12,268	321,912
St. Joe Co.	27,868	1,159,588
Stratus Properties, Inc.	4,600	92,000
†Tejon Ranch Co.	16,518	301,784
†Transcontinental Realty Investors, Inc.	700	29,673
		11,616,888
Residential REITs–0.44%
Apartment Investment & Management Co. Class A	119,600	919,724
†Bluerock Homes Trust, Inc.	2,912	57,716
BRT Apartments Corp.	9,600	189,312
Centerspace	12,046	658,073
Clipper Realty, Inc.	8,700	49,938
Elme Communities	70,775	1,264,041
Independence Realty Trust, Inc.	181,756	2,913,549
NexPoint Residential Trust, Inc.	18,500	807,895
UMH Properties, Inc.	42,667	631,045
†Veris Residential, Inc.	70,600	1,033,584
		8,524,877
Retail REITs–1.44%
Acadia Realty Trust	76,315	1,064,594
Agree Realty Corp.	70,966	4,868,977
Alexander's, Inc.	1,676	324,725
CBL & Associates Properties, Inc.	21,600	553,824
Getty Realty Corp.	34,164	1,230,929
InvenTrust Properties Corp.	55,400	1,296,360
Kite Realty Group Trust	176,669	3,695,916
Macerich Co.	174,300	1,847,580
Necessity Retail REIT, Inc.	109,100	685,148
NETSTREIT Corp.	44,000	804,320
Phillips Edison & Co., Inc.	94,700	3,089,114
Retail Opportunity Investments Corp.	97,767	1,364,827
RPT Realty	68,005	646,728
Saul Centers, Inc.	9,566	373,074
SITE Centers Corp.	155,200	1,905,856
Tanger Factory Outlet Centers, Inc.	82,100	1,611,623
Urban Edge Properties	92,600	1,394,556

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs (continued)
Urstadt Biddle Properties, Inc. Class A	24,017	$ 421,979
Whitestone REIT	37,771	347,493
		27,527,623
Semiconductors & Semiconductor Equipment–2.96%
†ACM Research, Inc. Class A	39,500	462,150
†Alpha & Omega Semiconductor Ltd.	17,971	484,318
†Ambarella, Inc.	29,992	2,321,981
Amkor Technology, Inc.	82,165	2,137,933
†Atomera, Inc.	17,200	109,564
†Axcelis Technologies, Inc.	26,433	3,522,197
†AXT, Inc.	34,300	136,514
†CEVA, Inc.	18,617	566,515
†Cohu, Inc.	38,413	1,474,675
†Credo Technology Group Holding Ltd.	77,500	730,050
†Diodes, Inc.	35,965	3,336,113
†FormFactor, Inc.	62,031	1,975,687
†Ichor Holdings Ltd.	22,900	749,746
†Impinj, Inc.	17,300	2,344,496
†indie Semiconductor, Inc. Class A	86,400	911,520
Kulicke & Soffa Industries, Inc.	45,000	2,371,050
†MACOM Technology Solutions Holdings, Inc.	44,142	3,127,019
†MaxLinear, Inc.	58,634	2,064,503
†Onto Innovation, Inc.	40,324	3,543,673
†PDF Solutions, Inc.	24,557	1,041,217
†Photronics, Inc.	49,060	813,415
Power Integrations, Inc.	46,112	3,902,920
†Rambus, Inc.	86,986	4,458,902
†Rigetti Computing, Inc. Class A	73,600	53,242
†Semtech Corp.	51,184	1,235,582
†Silicon Laboratories, Inc.	25,786	4,514,871
†SiTime Corp.	13,200	1,877,436
†SkyWater Technology, Inc.	8,400	95,592
†SMART Global Holdings, Inc.	38,302	660,327
†Synaptics, Inc.	32,052	3,562,580
†Transphorm, Inc.	17,200	68,628
†Ultra Clean Holdings, Inc.	36,929	1,224,566
†Veeco Instruments, Inc.	40,735	860,731
		56,739,713
Software–4.96%
†8x8, Inc.	89,105	371,568
A10 Networks, Inc.	52,238	809,167
†ACI Worldwide, Inc.	91,051	2,456,556
Adeia, Inc.	82,616	731,978
†Agilysys, Inc.	16,004	1,320,490
†Alarm.com Holdings, Inc.	38,900	1,955,892
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Alkami Technology, Inc.	29,400	$ 372,204
†Altair Engineering, Inc. Class A	42,000	3,028,620
American Software, Inc. Class A	25,088	316,360
†Amplitude, Inc. Class A	45,600	567,264
†Appfolio, Inc. Class A	15,900	1,979,232
†Appian Corp. Class A	32,600	1,446,788
†Applied Digital Corp.	54,309	121,652
†Arteris, Inc.	14,300	60,489
†Asana, Inc. Class A	59,600	1,259,348
†AvePoint, Inc.	105,600	435,072
†Blackbaud, Inc.	37,571	2,603,670
†Blackline, Inc.	44,583	2,993,748
†Blend Labs, Inc. Class A	149,700	149,131
†Box, Inc. Class A	112,900	3,024,591
†C3.ai, Inc. Class A	48,200	1,618,074
†Cerence, Inc.	32,100	901,689
†Cipher Mining, Inc.	34,300	79,919
†Cleanspark, Inc.	59,000	164,020
Clear Secure, Inc. Class A	52,200	1,366,074
†CommVault Systems, Inc.	36,002	2,042,753
†Consensus Cloud Solutions, Inc.	15,395	524,816
†Couchbase, Inc.	22,200	312,132
†CS Disco, Inc.	18,600	123,504
†Cvent Holding Corp.	36,400	304,304
†Digimarc Corp.	11,458	225,150
†Digital Turbine, Inc.	75,700	935,652
†Domo, Inc. Class B	24,800	351,912
†E2open Parent Holdings, Inc.	163,300	950,406
Ebix, Inc.	21,278	280,657
†eGain Corp.	17,700	134,343
†Enfusion, Inc. Class A	20,200	212,100
†EngageSmart, Inc.	29,100	560,175
†Envestnet, Inc.	44,459	2,608,410
†Everbridge, Inc.	32,200	1,116,374
†EverCommerce, Inc.	19,100	202,078
†ForgeRock, Inc. Class A	35,200	725,120
†Greenidge Generation Holdings, Inc.	10,600	4,791
†Instructure Holdings, Inc.	13,700	354,830
†Intapp, Inc.	11,900	533,596
InterDigital, Inc.	23,888	1,741,435
†IronNet, Inc.	55,000	19,338
†Kaleyra, Inc.	7,172	11,834
†Latch, Inc.	98,900	75,372
†LivePerson, Inc.	57,518	253,654
†LiveRamp Holdings, Inc.	51,472	1,128,781
†LiveVox Holdings, Inc.	13,500	41,715
†Marathon Digital Holdings, Inc.	94,100	820,552
†Matterport, Inc.	178,700	487,851
†MeridianLink, Inc.	18,400	318,320

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†MicroStrategy, Inc. Class A	7,784	$ 2,275,419
†Mitek Systems, Inc.	33,900	325,101
†Model N, Inc.	30,200	1,010,794
†Momentive Global, Inc.	106,700	994,444
†N-able, Inc.	55,800	736,560
†NextNav, Inc.	54,000	109,620
†Olo, Inc. Class A	70,900	578,544
†ON24, Inc.	33,300	291,708
†OneSpan, Inc.	32,196	563,430
†PagerDuty, Inc.	70,500	2,466,090
†Porch Group, Inc.	68,900	98,527
†PowerSchool Holdings, Inc. Class A	36,100	715,502
Progress Software Corp.	34,700	1,993,515
†PROS Holdings, Inc.	33,437	916,174
†Q2 Holdings, Inc.	45,200	1,112,824
†Qualys, Inc.	31,425	4,085,878
†Rapid7, Inc.	47,500	2,180,725
†Rimini Street, Inc.	39,016	160,746
†Riot Platforms, Inc.	127,400	1,272,726
Sapiens International Corp. NV	26,400	573,408
†SecureWorks Corp. Class A	8,600	73,702
†ShotSpotter, Inc.	7,300	287,036
†SolarWinds Corp.	39,000	335,400
†Sprout Social, Inc. Class A	38,100	2,319,528
†SPS Commerce, Inc.	29,502	4,493,155
†Sumo Logic, Inc.	94,400	1,130,912
†Telos Corp.	44,600	112,838
†Tenable Holdings, Inc.	90,500	4,299,655
†Terawulf, Inc.	56,900	53,361
†Upland Software, Inc.	24,275	104,382
†Varonis Systems, Inc.	86,521	2,250,411
†Verint Systems, Inc.	52,456	1,953,461
†Veritone, Inc.	26,800	156,244
†Viant Technology, Inc. Class A	11,000	47,850
†Weave Communications, Inc.	25,200	125,244
†WM Technology, Inc.	60,700	51,546
†Workiva, Inc.	38,800	3,973,508
Xperi, Inc.	34,206	373,872
†Yext, Inc.	89,500	860,095
†Zeta Global Holdings Corp. Class A	89,300	967,119
†Zuora, Inc. Class A	100,500	992,940
		94,959,545
Specialized REITs–0.44%
Farmland Partners, Inc.	40,100	429,070
Four Corners Property Trust, Inc.	67,300	1,807,678
Gladstone Land Corp.	25,300	421,245
Outfront Media, Inc.	118,500	1,923,255
PotlatchDeltic Corp.	64,291	3,182,404
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
Uniti Group, Inc.	192,100	$ 681,955
		8,445,607
Specialty Retail–2.61%
†1-800-Flowers.com, Inc. Class A	22,564	259,486
Aaron's Co., Inc.	24,400	235,704
†Abercrombie & Fitch Co. Class A	38,900	1,079,475
Academy Sports & Outdoors, Inc.	61,400	4,006,350
†aka Brands Holding Corp.	10,300	5,610
American Eagle Outfitters, Inc.	124,818	1,677,554
†America's Car-Mart, Inc.	4,785	379,020
Arko Corp.	65,800	558,642
†Asbury Automotive Group, Inc.	17,944	3,768,240
†BARK, Inc.	96,200	139,490
†Bed Bath & Beyond, Inc.	64,100	27,396
Big 5 Sporting Goods Corp.	17,600	135,344
†Boot Barn Holdings, Inc.	23,918	1,833,075
Buckle, Inc.	24,608	878,260
Build-A-Bear Workshop, Inc.	11,000	255,640
Caleres, Inc.	27,951	604,580
Camping World Holdings, Inc. Class A	31,400	655,318
†CarParts.com, Inc.	41,800	223,212
Cato Corp. Class A	14,415	127,429
†Chico's FAS, Inc.	96,700	531,850
†Children's Place, Inc.	9,601	386,440
†Citi Trends, Inc.	6,576	125,076
†Conn's, Inc.	9,709	58,837
†Container Store Group, Inc.	27,100	92,953
Designer Brands, Inc. Class A	40,400	353,096
†Destination XL Group, Inc.	45,800	252,358
†Duluth Holdings, Inc. Class B	9,800	62,524
†EVgo, Inc.	56,700	441,693
†Express, Inc.	50,400	39,730
Foot Locker, Inc.	65,200	2,587,788
Franchise Group, Inc.	20,800	566,800
†Genesco, Inc.	10,032	369,980
Group 1 Automotive, Inc.	11,435	2,589,113
†GrowGeneration Corp.	45,700	156,294
Guess?, Inc.	24,721	481,071
Haverty Furniture Cos., Inc.	12,114	386,558
Hibbett, Inc.	10,382	612,330
JOANN, Inc.	9,600	15,264
†Lands' End, Inc.	12,200	118,584
†LL Flooring Holdings, Inc.	24,416	92,781
†Lulu's Fashion Lounge Holdings, Inc.	13,400	31,892
†MarineMax, Inc.	17,240	495,650

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Monro, Inc.	25,049	$ 1,238,172
Murphy USA, Inc.	16,300	4,206,215
†National Vision Holdings, Inc.	63,200	1,190,688
†ODP Corp.	32,410	1,457,802
†OneWater Marine, Inc. Class A	8,900	248,933
†Overstock.com, Inc.	34,897	707,362
PetMed Express, Inc.	16,209	263,234
†RealReal, Inc.	66,900	84,294
†Rent the Runway, Inc. Class A	36,400	103,740
†Revolve Group, Inc.	33,300	875,790
†RumbleON, Inc. Class B	8,500	51,510
†Sally Beauty Holdings, Inc.	86,700	1,350,786
Shoe Carnival, Inc.	14,142	362,742
Signet Jewelers Ltd.	36,176	2,813,769
†Sleep Number Corp.	17,546	533,574
Sonic Automotive, Inc. Class A	14,331	778,747
†Sportsman's Warehouse Holdings, Inc.	30,700	260,336
†Stitch Fix, Inc. Class A	65,700	335,727
†ThredUp, Inc. Class A	49,500	125,235
†Tile Shop Holdings, Inc.	24,700	115,843
†Tilly's, Inc. Class A	19,863	153,144
†Torrid Holdings, Inc.	10,100	44,036
†TravelCenters of America, Inc.	10,200	882,300
Upbound Group, Inc.	39,910	978,194
†Urban Outfitters, Inc.	51,300	1,422,036
†Warby Parker, Inc. Class A	67,900	719,061
Winmark Corp.	2,287	732,823
†Zumiez, Inc.	12,523	230,924
		49,965,504
Technology Hardware, Storage & Peripherals–0.42%
†Avid Technology, Inc.	27,800	889,044
†CompoSecure, Inc.	5,400	39,744
†Corsair Gaming, Inc.	32,600	598,210
†Diebold Nixdorf, Inc.	62,300	74,760
†Eastman Kodak Co.	44,700	183,270
†IonQ, Inc.	96,300	592,245
†Super Micro Computer, Inc.	38,000	4,048,900
†Turtle Beach Corp.	12,600	126,252
Xerox Holdings Corp.	92,700	1,427,580
		7,980,005
Textiles, Apparel & Luxury Goods–0.79%
†Allbirds, Inc. Class A	78,600	94,320
†Crocs, Inc.	49,300	6,233,492
Ermenegildo Zegna NV	49,600	676,544
†Fossil Group, Inc.	37,000	118,400
†G-III Apparel Group Ltd.	35,596	553,518
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Kontoor Brands, Inc.	45,300	$ 2,192,067
Movado Group, Inc.	12,680	364,804
Oxford Industries, Inc.	12,066	1,274,049
†PLBY Group, Inc.	40,800	80,784
Rocky Brands, Inc.	5,700	131,499
Steven Madden Ltd.	62,501	2,250,036
Superior Group of Cos., Inc.	9,866	77,645
†Unifi, Inc.	11,374	92,926
Wolverine World Wide, Inc.	62,971	1,073,655
		15,213,739
Tobacco–0.15%
†22nd Century Group, Inc.	137,300	105,584
Turning Point Brands, Inc.	12,525	263,025
Universal Corp.	19,542	1,033,576
Vector Group Ltd.	116,386	1,397,796
		2,799,981
Trading Companies & Distributors–1.69%
Alta Equipment Group, Inc.	16,090	255,027
Applied Industrial Technologies, Inc.	31,130	4,424,507
†Beacon Roofing Supply, Inc.	41,390	2,435,801
†BlueLinx Holdings, Inc.	7,100	482,516
Boise Cascade Co.	31,946	2,020,584
†Custom Truck One Source, Inc.	50,300	341,537
†Distribution Solutions Group, Inc.	4,071	185,068
†DXP Enterprises, Inc.	12,243	329,582
GATX Corp.	28,400	3,124,568
Global Industrial Co.	10,758	288,745
†GMS, Inc.	33,800	1,956,682
H&E Equipment Services, Inc.	25,981	1,149,140
Herc Holdings, Inc.	20,400	2,323,560
†Hudson Technologies, Inc.	35,900	313,407
Karat Packaging, Inc.	3,900	51,987
McGrath RentCorp	19,640	1,832,608
†MRC Global, Inc.	67,700	658,044
†NOW, Inc.	89,256	995,204
Rush Enterprises, Inc. Class A	39,088	2,163,088
Textainer Group Holdings Ltd.	35,220	1,130,914
†Titan Machinery, Inc.	16,170	492,376
†Transcat, Inc.	5,600	500,584
Triton International Ltd.	47,089	2,976,967
Veritiv Corp.	10,600	1,432,484
†Xometry, Inc. Class A	27,600	413,172
		32,278,152
Water Utilities–0.48%
American States Water Co.	29,879	2,655,944

LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
Artesian Resources Corp. Class A	6,563	$ 363,328
California Water Service Group	44,042	2,563,244
Global Water Resources, Inc.	10,783	134,033
Middlesex Water Co.	14,231	1,111,726
†Pure Cycle Corp.	16,600	156,870
SJW Group	22,015	1,676,002
York Water Co.	11,437	511,234
		9,172,381
Wireless Telecommunication Services–0.13%
†Gogo, Inc.	40,700	590,150
†KORE Group Holdings, Inc.	27,800	33,916
Shenandoah Telecommunications Co.	39,550	752,241
Telephone & Data Systems, Inc.	82,800	870,228
†U.S. Cellular Corp.	12,000	248,760
		2,495,295
Total Common Stock (Cost $1,437,952,257)		1,872,481,178
RIGHTS–0.01%
=†Contra Aduro Biotech, Inc.	15,060	36,897
=†Gtx, Inc.	828	1,565
†PolyMet Mining Corp.	24,500	66
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
=†Progenics Pharmaceuticals, Inc.	99,698	$ 114,653
=†Tobira Therapeutics, Inc.	7,700	34,881
Total Rights (Cost $1,697)		188,062
WARRANTS–0.01%
†Chord Energy Corp. exp 9/01/24 exercise price USD 116.37	5,399	95,994
†Chord Energy Corp. exp 9/01/25 exercise price USD 133.70	2,699	38,326
†Nabors Industries Ltd. exp 6/11/26 exercise price USD 166.67	2,445	45,844
Total Warrants (Cost $737,635)		180,164

MONEY MARKET FUND–1.87%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	35,804,702	35,804,702
Total Money Market Fund (Cost $35,804,702)		35,804,702

TOTAL INVESTMENTS–99.68% (Cost $1,474,496,291)	1,908,654,106
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.32%	6,122,205
NET ASSETS APPLICABLE TO 68,271,420 SHARES OUTSTANDING–100.00%	$1,914,776,311

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following futures contracts were outstanding at March 31, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
436	E-mini Russell 2000 Index	$39,534,300	$40,181,428	6/16/23	$—	$(647,128)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Cap Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Small-Cap Index Fund–26

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$20,370,567	$—	$—	$20,370,567
Air Freight & Logistics	5,706,387	—	—	5,706,387
Automobile Components	27,519,410	—	—	27,519,410
Automobiles	2,992,685	—	—	2,992,685
Banks	158,614,153	—	—	158,614,153
Beverages	11,294,743	—	—	11,294,743
Biotechnology	124,659,958	—	—	124,659,958
Broadline Retail	1,870,032	—	—	1,870,032
Building Products	27,109,838	—	—	27,109,838
Capital Markets	30,928,002	—	—	30,928,002
Chemicals	40,701,323	—	—	40,701,323
Commercial Services & Supplies	28,479,135	—	—	28,479,135
Communications Equipment	15,323,707	—	—	15,323,707
Construction & Engineering	31,362,366	—	—	31,362,366
Construction Materials	2,980,949	—	—	2,980,949
Consumer Finance	13,758,805	—	—	13,758,805
Consumer Staples Distribution & Retail	11,101,267	—	—	11,101,267
Containers & Packaging	6,470,831	—	—	6,470,831
Distributors	370,737	—	—	370,737
Diversified Consumer Services	18,877,865	—	—	18,877,865
Diversified REITs	11,457,240	—	—	11,457,240
Diversified Telecommunication Services	13,828,315	—	—	13,828,315
Electric Utilities	14,645,299	—	—	14,645,299
Electrical Equipment	28,662,588	—	—	28,662,588
Electronic Equipment, Instruments & Components	48,264,802	—	—	48,264,802
Energy Equipment & Services	37,950,823	—	—	37,950,823
Entertainment	7,027,357	—	—	7,027,357
Financial Services	34,837,216	—	—	34,837,216
Food Products	23,611,696	—	—	23,611,696
Gas Utilities	20,660,193	—	—	20,660,193
Ground Transportation	12,662,624	—	—	12,662,624
Health Care Equipment & Supplies	73,194,528	—	—*	73,194,528
Health Care Providers & Services	46,993,413	—	—	46,993,413
Health Care REITs	11,294,251	—	—	11,294,251
Health Care Technology	9,991,062	—	—	9,991,062
Hotel & Resort REITs	16,525,371	—	—	16,525,371
Hotels, Restaurants & Leisure	51,553,041	—	—	51,553,041
Household Durables	35,876,013	—	—	35,876,013
Household Products	5,563,825	—	—	5,563,825
Independent Power and Renewable Electricity Producers	8,612,337	—	—	8,612,337
Industrial Conglomerates	414,238	—	—	414,238
Industrial REITs	14,236,671	—	—	14,236,671
Insurance	40,635,580	—	—	40,635,580
Interactive Media & Services	13,902,458	—	—	13,902,458
IT Services	8,833,302	—	—	8,833,302
Leisure Products	8,678,064	—	—	8,678,064
Life Sciences Tools & Services	13,308,219	—	—	13,308,219
Machinery	75,295,705	—	—	75,295,705
Marine Transportation	4,486,946	—	—	4,486,946
Media	14,150,400	—	—	14,150,400
Metals & Mining	33,831,968	—	—	33,831,968
Mortgage Real Estate Investment Trusts (REITs)	20,798,052	—	—	20,798,052
Multi-Utilities	9,351,819	—	—	9,351,819
Office REITs	8,338,140	—	—	8,338,140
Oil, Gas & Consumable Fuels	83,153,790	—	—*	83,153,790
LVIP SSGA Small-Cap Index Fund–27

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Paper & Forest Products	$1,834,226	$—	$—	$1,834,226
Passenger Airlines	5,958,331	—	—	5,958,331
Personal Care Products	16,300,469	—	—	16,300,469
Pharmaceuticals	31,808,737	—	—	31,808,737
Professional Services	45,739,999	—	—	45,739,999
Real Estate Management & Development	11,616,888	—	—	11,616,888
Residential REITs	8,524,877	—	—	8,524,877
Retail REITs	27,527,623	—	—	27,527,623
Semiconductors & Semiconductor Equipment	56,739,713	—	—	56,739,713
Software	94,959,545	—	—	94,959,545
Specialized REITs	8,445,607	—	—	8,445,607
Specialty Retail	49,965,504	—	—	49,965,504
Technology Hardware, Storage & Peripherals	7,980,005	—	—	7,980,005
Textiles, Apparel & Luxury Goods	15,213,739	—	—	15,213,739
Tobacco	2,799,981	—	—	2,799,981
Trading Companies & Distributors	32,278,152	—	—	32,278,152
Water Utilities	9,172,381	—	—	9,172,381
Wireless Telecommunication Services	2,495,295	—	—	2,495,295
Rights	66	—	187,996	188,062
Warrants	180,164	—	—	180,164
Money Market Fund	35,804,702	—	—	35,804,702
Total Investments	$1,908,466,110	$—	$187,996	$1,908,654,106
Derivatives:

Liabilities:
Futures Contract	$(647,128)	$—	$—	$(647,128)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2023, there were no material transfers to or from Level 3 investments.
LVIP SSGA Small-Cap Index Fund–28